UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00242

Natixis Funds Trust II

(Exact name of Registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Russell L. Kane, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: November 30

Date of reporting period: May 31, 2016

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

SEMIANNUAL REPORT

May 31, 2016

Loomis Sayles Dividend Income Fund

Loomis Sayles Emerging Markets Opportunities Fund

Loomis Sayles Global Growth Fund

Vaughan Nelson Select Fund

Portfolio Review page 1

Portfolio of Investments page 18

Financial Statements page  36

Notes to Financial Statements page 54

LOOMIS SAYLES DIVIDEND INCOME FUND

Managers:	Symbols:
Arthur J. Barry, CFA®	Class A LSCAX
Adam C. Liebhoff	Class C LSCCX
Loomis, Sayles & Company, L.P.	Class Y LSCYX

Investment Goal:

The Fund’s investment goal is high total return through a combination of current income and capital appreciation.

Average Annual Total Returns — May 31, 20164,5

	6 Months	1 Year	Life of Fund

Class A (Inception 3/30/2012)
NAV	3.13%	-1.55%	10.72%
With 5.75% Maximum Sales Charge	-2.78	-7.23	9.16

Class C (Inception 3/30/2012)
NAV	2.74	-2.25	9.89
With CDSC[1]	1.84	-3.10	9.89

Class Y (Inception 3/30/2012)
NAV	3.16	-1.31	10.96

Comparative Performance
S&P 500® Index[2]	1.93	1.72	12.42
Russell 1000® Value Index[3]	3.12	-0.06	12.14

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. The table(s) do not reflect taxes shareholders might owe on any Fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors.

3

Russell 1000® Value Index is an unmanaged index that measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5	The Fund revised its investment strategy on October 15, 2014; performance may have been different had the current investment strategy been in place for all periods shown.

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LOOMIS SAYLES EMERGING MARKETS OPPORTUNITIES FUND

Managers:	Symbols:
Elisabeth Colleran, CFA®	Class A LEOAX
Peter A. Frick, CFA®	Class C LEOCX
Peter N. Marber	Class N LEONX
David W. Rolley, CFA®	Class Y LEOYX
Edgardo Sternberg
Loomis, Sayles & Company, L.P.

Investment Goal:

The Fund seeks to provide high total investment return through a combination of high current income and capital appreciation.

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LOOMIS SAYLES EMERGING MARKETS OPPORTUNITIES FUND

Average Annual Total Returns — May 31, 20164

	6 Months		1 Year	Life of Fund

Class A (Inception 2/10/2014)
NAV	2.18%[5]		-1.44%	2.39%
With 4.25% Maximum Sales Charge	-2.18		-5.64	0.49

Class C (Inception 2/10/2014)
NAV	1.17		-2.84	1.26
With CDSC[1]	0.17		-3.80	1.26

Class N (Inception 2/10/2014)
NAV	1.70		-1.79	2.37

Class Y (Inception 2/10/2014)
NAV	1.80	[5]	-1.81	2.36

Comparative Performance
Barclays EM USD Aggregate 10% Country Capped Index[2]	4.95		3.40	5.24
3-Month LIBOR[3]	0.24		0.38	0.30

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. The table(s) do not reflect taxes shareholders might owe on any Fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2	The Barclays EM USD Aggregate 10% Country Capped Index includes USD denominated debt from sovereign, quasi-sovereign, and corporate EM issuers. The index is broad-based in its coverage by sector and by country, and includes a 10% Country cap.

3	3-Month LIBOR, or the London InterBank Offered Rate, represents the average rate at which a leading bank, for a given currency (in this case, U.S. dollars), can obtain unsecured funding, and is representative of short-term interest rates.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5	Generally accepted accounting principles require adjustments to be made to the net assets of the Fund for financial reporting purposes only, and as such, the total returns reflected above are different from the total returns reported in the financial highlights. The returns presented in the table above are what an investor would have actually experienced.

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LOOMIS SAYLES GLOBAL GROWTH FUND

Manager:	Symbols:
Aziz V. Hamzaogullari, CFA®	Class A LSAGX
Loomis, Sayles & Company, L.P.	Class C LSCGX
Class Y LSGGX

Investment Goal:

The Fund’s investment goal is long-term growth of capital.

Total Returns — May 31, 20163

Life of Fund

Class A (Inception 3/31/2016)
NAV	3.00%
With 5.75% Maximum Sales Charge	-2.92

Class C (Inception 3/31/2016)
NAV	2.90
With CDSC[1]	1.90

Class Y (Inception 3/31/2016)
NAV	3.10

Comparative Performance
MSCI ACWI Index (Net)[2]	1.60

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. The table(s) do not reflect taxes shareholders might owe on any Fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2	The MSCI ACWI Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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VAUGHAN NELSON SELECT FUND

Managers:	Symbols:
Dennis G. Alff, CFA®	Class A VNSAX
Chad D. Fargason, PhD	Class C VNSCX
Chris D. Wallis, CFA®	Class Y VNSYX
Scott J. Weber, CFA®
Vaughan Nelson Investment Management, L.P.

Investment Goal:

The Fund seeks long-term capital appreciation.

Average Annual Total Returns — May 31, 20163

	6 Months	1 Year	Life of Fund

Class A (Inception 6/29/2012)
NAV	-0.02%	-1.48%	15.03%
With 5.75% Maximum Sales Charge	-5.74	-7.16	13.30

Class C (Inception 6/29/2012)
NAV	-0.38	-2.21	14.19
With CDSC[1]	-1.36	-3.17	14.19

Class Y (Inception 6/29/2012)
NAV	0.11	-1.28	15.33

Comparative Performance
S&P 500® Index[2]	1.93	1.72	14.07

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. The table(s) do not reflect taxes shareholders might owe on any Fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

S&P 500® Index is a widely recognized U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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ADDITIONAL INFORMATION

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information, disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on Natixis Funds’ website at ngam.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how Natixis Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available from Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

Natixis Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

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UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from December 1, 2015 through May 31, 2016. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table for each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each Fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

LOOMIS SAYLES DIVIDEND INCOME FUND	BEGINNING ACCOUNT VALUE 12/1/2015	ENDING ACCOUNT VALUE 5/31/2016	EXPENSES PAID DURING PERIOD* 12/1/2015 – 5/31/2016
Class A
Actual	$1,000.00	$1,031.30	$6.09
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$6.06
Class C
Actual	$1,000.00	$1,027.40	$9.88
Hypothetical (5% return before expenses)	$1,000.00	$1,015.25	$9.82
Class Y
Actual	$1,000.00	$1,031.60	$4.83
Hypothetical (5% return before expenses)	$1,000.00	$1,020.25	$4.80

*	Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.20%, 1.95% and 0.95% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), divided by 366 (to reflect the half-year period).

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LOOMIS SAYLES EMERGING MARKETS OPPORTUNITIES FUND	BEGINNING ACCOUNT VALUE 12/1/2015	ENDING ACCOUNT VALUE 5/31/2016**	EXPENSES PAID DURING PERIOD* 12/1/2015 – 5/31/2016**
Class A
Actual	$1,000.00	$1,015.60	$6.15
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$6.16
Class C
Actual	$1,000.00	$1,011.70	$9.86
Hypothetical (5% return before expenses)	$1,000.00	$1,015.20	$9.87
Class N
Actual	$1,000.00	$1,017.00	$4.79
Hypothetical (5% return before expenses)	$1,000.00	$1,020.25	$4.80
Class Y
Actual	$1,000.00	$1,016.90	$4.84
Hypothetical (5% return before expenses)	$1,000.00	$1,020.20	$4.85

*	Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.22%, 1.96%, 0.95% and 0.96% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year (183), divided by 366 (to reflect the half-year period).
**	Generally accepted accounting principles require adjustments to be made to the net assets of the Fund for financial statement purposes. Amounts expressed in the table include the effect of such adjustments.

LOOMIS SAYLES GLOBAL GROWTH FUND	BEGINNING ACCOUNT VALUE 12/1/2015[1]	ENDING ACCOUNT VALUE 5/31/2016	EXPENSES PAID DURING PERIOD 12/1/2015[1] – 5/31/2016
Class A
Actual	$1,000.00	$1,030.00	$2.20	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,018.50	$6.56	*
Class C
Actual	$1,000.00	$1,029.00	$3.47	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,014.75	$10.33	*
Class Y
Actual	$1,000.00	$1,031.00	$1.78	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,019.75	$5.30	*

*	Hypothetical expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.30%, 2.05% and 1.05% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), divided by 366 (to reflect the half-year period).
[1]

Fund commenced operations on March 31, 2016. Actual expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.30%, 2.05% and 1.05% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (61), divided by 366 (to reflect the partial period).

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VAUGHAN NELSON SELECT FUND	BEGINNING ACCOUNT VALUE 12/1/2015	ENDING ACCOUNT VALUE 5/31/2016	EXPENSES PAID DURING PERIOD* 12/1/2015 – 5/31/2016
Class A
Actual	$1,000.00	$999.80	$6.90
Hypothetical (5% return before expenses)	$1,000.00	$1,018.15	$6.96
Class C
Actual	$1,000.00	$996.20	$10.58
Hypothetical (5% return before expenses)	$1,000.00	$1,014.40	$10.68
Class Y
Actual	$1,000.00	$1,001.10	$5.60
Hypothetical (5% return before expenses)	$1,000.00	$1,019.40	$5.65

*	Expenses are equal to the Fund’s annualized expense ratio: 1.38%, 2.12% and 1.12% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), divided by 366 (to reflect the half-year period).

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BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trusts (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory and sub-advisory agreements (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements.

In connection with these meetings, the Trustees receive materials that the Funds’ investment advisers and sub-advisers (collectively, the “Advisers”) believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups and categories of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory and sub-advisory fees, if any, and other expenses, including information comparing the Funds’ expenses to the fees charged to institutional accounts with similar strategies managed by the Advisers, if any, and to those of peer groups of funds and information about any applicable expense caps and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Advisers and (v) information obtained through the completion by the Advisers of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) each Adviser’s financial results and/or financial condition, (ii) each Fund’s investment objective and strategies and the size, education and experience of the Advisers’ respective investment staffs and their use of technology, external research and trading cost measurement tools, (iii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iv) the procedures employed to determine the value of the Funds’ assets, (v) the allocation of the Funds’ brokerage, if any, including, if applicable, allocations to brokers affiliated with the Advisers and the use of “soft” commission dollars to pay Fund expenses and to pay for research and other similar services, (vi) the resources devoted to, and the record of compliance with, the Funds’ investment policies and restrictions, policies on personal securities transactions and other compliance policies, (vii) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (viii) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. This information generally includes, among other things, an internal performance rating for each Fund based on agreed-upon criteria, graphs showing each Fund’s performance and fee differentials against each Fund’s peer group/category,

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performance ratings provided by a third-party, total return information for various periods, and third-party performance rankings for various periods comparing a Fund against similarly categorized funds. The portfolio management team for each Fund or other representatives of the Advisers make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent board presentations and reviews. In addition, each quarter, the Trustees are provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings.

The Board most recently approved the continuation of the Agreements at its meeting held in June 2016. The Agreements were continued for a one-year period for the Funds. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Funds and the resources dedicated to the Funds by the Advisers and their affiliates.

The Trustees considered not only the advisory services provided by the Advisers to the Funds, but also the monitoring and oversight services provided by NGAM Advisors, L.P. (“NGAM Advisors”). They also considered the administrative services provided by NGAM Advisors and its affiliates to the Funds.

For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

Investment performance of the Funds and the Advisers. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. In addition, the Trustees also reviewed data prepared by an independent third party that analyzed the performance of the Funds using a variety of performance metrics, including metrics that also measured the performance of the Funds on a risk adjusted basis. With respect to each Fund, the Board concluded that the Fund’s performance or other relevant factors described above supported the renewal of the Agreement(s) relating to that Fund.

The Trustees also considered each Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers

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to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Advisers and/or other relevant factors supported the renewal of the Agreements.

The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory and sub-advisory services as well as the total expense levels of the Funds. This information included comparisons (provided both by management and also by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Advisers to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets and the greater regulatory costs associated with the management of such assets. In evaluating each Fund’s advisory and sub-advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund and the need for the Advisers to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had made recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense caps for various funds in the fund family. They noted that the Funds in this report have expense caps in place and the Trustees also considered the amounts waived or reimbursed by the Advisor under these caps. The Trustees noted that Vaughan Nelson Select Fund had a total advisory fee rate that was above the median of a peer group of funds. In this regard, the Trustees considered that although the Fund’s advisory fee rate was above its peer group median, it is subject to a proposed reduction in the fund’s expense cap for all share classes, which is expected to have immediate benefits for fund shareholders, a factor that management believed justified such relatively higher fee rate. The Trustees also considered management’s proposal to reduce the expense cap for each of the Loomis Sayles Dividend Income Fund and the Vaughan Nelson Select Fund.

The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Advisers’ and their affiliates’ relationships with the Funds, and information about the allocation of expenses used to calculate profitability. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the relevant Funds, the

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expense levels of the Funds, and whether the Advisers had implemented breakpoints and/or expense caps with respect to such Funds.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense waivers or caps. The Trustees also discussed with management the factors considered with respect to the implementation of breakpoints in investment advisory fees or expense waivers or caps for certain funds. Management explained that a number of factors are taken into account in considering the possible implementation of breakpoints or an expense cap for a fund, including, among other things, factors such as a fund’s assets, the projected growth of a fund, projected profitability and a fund’s fees and performance. With respect to economies of scale, the Trustees noted that although the Funds’ management fees were not subject to breakpoints, each Fund was subject to an expense cap or waiver. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.

The Trustees also considered other factors, which included but were not limited to the following:

•	The effect of recent market and economic events on the performance, asset levels and expense ratios of each Fund.

•

Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Funds.

•

The nature, quality, cost and extent of administrative and shareholder services performed by the Advisers and their affiliates, both under the Agreements and under separate agreements covering administrative services.

•

So-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution, administrative and brokerage services to the Funds, and the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees also considered the benefits to the parent company of NGAM Advisors from the retention of the Adviser. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

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•	The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements, with the reduction of the expense cap with respect to each of the Loomis Sayles Dividend Income Fund and the Vaughan Nelson Select Fund described above, should be continued through June 30, 2017.

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BOARD APPROVAL OF THE INITIAL ADVISORY AGREEMENT FOR LOOMIS SAYLES GLOBAL GROWTH FUND

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that both the full Board of Trustees of the Trust and a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”), voting separately, initially approve for a two-year term any new investment advisory for a registered investment company, including newly formed funds such as the Loomis Sayles Global Growth Fund (the “Fund”). The Trustees, including the Independent Trustees, unanimously approved the proposed investment advisory agreement (the “Agreement”) for the Fund at an in-person meeting held on March 11, 2016.

In connection with this review, Fund management and other representatives of the Fund’s adviser, Loomis, Sayles & Company, L.P. (the “Adviser”), distributed to the Trustees materials including, among other items, (i) information on the proposed advisory fees and other expenses to be charged to the Fund, including information comparing the Fund’s expenses to those of peer groups and categories of funds and information on fees charged to other funds and accounts advised by the Adviser and the proposed expense cap, (ii) the size, education and experience of the Adviser’s investment staff and the investment strategies proposed to be used in managing the Fund, (iii) proposed arrangements for the distribution of the Fund’s shares, (iv) the procedures proposed to be employed to determine the value of the Fund’s assets, (v) the Fund’s investment policies and restrictions, policies on personal securities transactions and other compliance policies, (vi) information about the Adviser’s performance, and (vii) the general economic outlook with particular emphasis on the mutual fund industry. The Trustees also considered the fact that they oversee other funds advised by the Adviser as well as information about the Adviser they had received in connection with their oversight of those other funds. Because the Fund is newly formed and had not commenced operations at the time of the Trustees’ review, certain information, including data relating to Fund performance, was not available, and therefore could not be distributed to the Trustees. Throughout the process, the Trustees were afforded the opportunity to ask questions of, and request additional materials from, the Adviser.

In considering whether to initially approve the Agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving weight to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreement included, but were not limited to, the factors listed below:

The nature, extent and quality of the services to be provided to the Fund under the Agreement. The Trustees considered the nature, extent and quality of the services to be provided by the Adviser and its affiliates to the Fund, and the resources to be dedicated to the Fund by the Adviser and its affiliates. The Trustees considered their experience with other funds advised by the Adviser, as well as the affiliation between the Adviser and Natixis Global Asset Management, L.P. (“Natixis US”), whose affiliates provide investment advisory services to other funds in the same family of mutual funds. In this regard, the Trustees considered not only the advisory services proposed to be provided by the Adviser to the Fund, but also the

15  |

monitoring and administrative services proposed to be provided by NGAM Advisors, L.P. (“NGAM Advisors”) and its affiliates to the Fund.

The Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the scope of the services to be provided to the Fund under the Agreement seemed consistent with the Fund’s operational requirements, and that the Adviser had the capabilities, resources and personnel necessary to provide the advisory services that would be required by the Fund. The Trustees determined that the nature, extent and quality of services proposed to be provided under the Agreement supported approval of the Agreement.

Investment performance of the Fund and the Adviser. Because the Fund had not yet commenced operations, performance information for the Fund was not considered; however, the Board considered the performance of other funds and accounts managed by the Adviser.

The Trustees also considered the Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Adviser to Trustee concerns about performance and the willingness of the Adviser to take steps intended to improve performance.

Based on this and other information, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that these relevant factors supported approval of the Agreement.

The costs of the services to be provided by the Adviser and its affiliates from its relationship with the Fund. Although the Fund had not yet commenced operations at the time of the Trustees’ review of the Agreement, the Trustees reviewed information comparing the proposed advisory fees and estimated total expenses of the Fund’s share classes with the fees and expenses of comparable share classes of comparable funds identified by the Adviser, including information about how those funds were selected, as well as information about differences in such fees. In evaluating the Fund’s proposed advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of the Fund. The Trustees also noted that the Fund would have an expense cap in place. In addition, the Trustees considered information regarding the administrative and distribution fees to be paid by the Fund to the Adviser’s affiliates.

Because the Fund had not yet commenced operations, historical profitability information with respect to the Fund was not considered. However, the Trustees noted the information provided in court cases in which adviser profitability was an issue, the estimated expense level of the Fund, and that the Fund would be subject to an expense cap.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the advisory fees and expenses proposed to be charged to the Fund were fair and reasonable, and supported the approval of the Agreement.

|  16

Economies of scale. The Trustees considered the extent to which the Adviser may realize economies of scale or other efficiencies in managing the Fund, and whether those economies could be shared with the Fund through breakpoints in the advisory fees or other means, such as expense waivers or caps. The Trustees noted that the Fund will be subject to an expense cap. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the extent to which economies of scale might be shared with the Fund supported the approval of the Agreement.

The Trustees also considered other factors, which included but were not limited to the following:

•	The compliance-related resources the Adviser and its affiliates would provide to the Fund.

•

The nature, quality, cost and extent of administrative and shareholder services to be performed by the Adviser and its affiliates, both under the Agreement and under separate agreements covering administrative services.

•

So-called “fallout benefits” to the Adviser, such as the engagement of affiliates of the Adviser to provide distribution and administrative services to the Fund, and the benefits of research made available to the Adviser by reason of brokerage commissions (if any) generated by the Fund’s securities transactions. The Trustees also considered the benefits to the Natixis organization from the retention of the Adviser. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that the Agreement should be approved.

17  |

Portfolio of Investments – as of May 31, 2016 (Unaudited)

Loomis Sayles Dividend Income Fund

Shares	Description	Value (†)
Common Stocks — 90.2% of Net Assets
	Aerospace & Defense — 1.8%
5,004	Honeywell International, Inc.	$569,605

	Automobiles — 3.3%
19,018	General Motors Co.(b)	594,883
9,559	Harley-Davidson, Inc.	443,442

		1,038,325

	Banks — 8.3%
16,901	BB&T Corp.	614,689
26,888	Fifth Third Bancorp	507,377
13,300	JPMorgan Chase & Co.(c)	868,091
12,491	Wells Fargo & Co.	633,543

		2,623,700

	Beverages — 1.7%
5,285	PepsiCo, Inc.	534,683

	Biotechnology — 2.8%
14,234	AbbVie, Inc.	895,746

	Chemicals — 2.3%
14,435	Dow Chemical Co. (The)	741,382

	Communications Equipment — 2.6%
27,978	Cisco Systems, Inc.	812,761

	Containers & Packaging — 1.9%
14,197	International Paper Co.	598,546

	Diversified Telecommunication Services — 2.7%
16,609	Verizon Communications, Inc.(c)	845,398

	Electric Utilities — 5.8%
5,347	Entergy Corp.	405,944
11,830	PG&E Corp.(b)	710,747
19,093	PPL Corp.	735,844

		1,852,535

	Electrical Equipment — 2.0%
10,492	Eaton Corp. PLC(c)	646,622

	Energy Equipment & Services — 0.8%
7,441	National Oilwell Varco, Inc.	245,181

	Food Products — 1.6%
5,346	Hershey Co. (The)	496,376

	Hotels, Restaurants & Leisure — 2.0%
36,187	SeaWorld Entertainment, Inc.(b)	631,825

	Industrial Conglomerates — 2.1%
22,387	General Electric Co.(b)(c)	676,759

	Insurance — 3.3%
13,241	MetLife, Inc.	603,127
23,748	Old Republic International Corp.	455,012

		1,058,139

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of May 31, 2016 (Unaudited)

Loomis Sayles Dividend Income Fund – (continued)

Shares	Description	Value (†)
	Leisure Products — 1.2%
11,596	Mattel, Inc.	$369,680

	Media — 1.0%
3,704	Omnicom Group, Inc.	308,654

	Multiline Retail — 1.0%
8,530	Kohl’s Corp.	307,421

	Oil, Gas & Consumable Fuels — 7.0%
7,214	Chevron Corp.(c)	728,614
9,563	Energy Transfer Partners LP	346,755
14,349	PBF Energy, Inc., Class A	378,383
15,509	Royal Dutch Shell PLC, B Shares, Sponsored ADR	756,529

		2,210,281

	Pharmaceuticals — 11.1%
4,064	Eli Lilly & Co.	304,922
21,455	GlaxoSmithKline PLC, Sponsored ADR	909,049
14,462	Merck & Co., Inc.(b)	813,632
28,633	Pfizer, Inc.(c)	993,565
11,866	Sanofi, Sponsored ADR	488,879

		3,510,047

	REITs – Diversified — 4.0%
30,769	Outfront Media, Inc.	684,303
18,710	Weyerhaeuser Co.	589,365

		1,273,668

	REITs – Hotels — 3.7%
38,790	Host Hotels & Resorts, Inc.	597,366
12,054	Ryman Hospitality Properties, Inc.	591,369

		1,188,735

	Road & Rail — 2.1%
8,034	Norfolk Southern Corp.	675,338

	Semiconductors & Semiconductor Equipment — 2.3%
13,466	QUALCOMM, Inc.	739,553

	Software — 2.7%
15,895	Microsoft Corp.	842,435

	Technology Hardware, Storage & Peripherals — 1.6%
4,985	Apple, Inc.	497,802

	Tobacco — 3.6%
3,214	British American Tobacco PLC, Sponsored ADR	390,983
7,547	Philip Morris International, Inc.(c)	744,738

		1,135,721

	Transportation Infrastructure — 1.8%
7,949	Macquarie Infrastructure Corp.	569,228

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of May 31, 2016 (Unaudited)

Loomis Sayles Dividend Income Fund – (continued)

Shares	Description	Value (†)
	Wireless Telecommunication Services — 2.1%
19,685	Vodafone Group PLC, Sponsored ADR	$669,093

	Total Common Stocks (Identified Cost $27,850,815)	28,565,239

Preferred Stocks — 4.3%
	Integrated Energy — 1.4%
6,065	Hess Corp., 8.000%	461,364
	Pharmaceuticals — 2.9%
571	Allergan PLC, Series A, 5.500%	482,301
498	Teva Pharmaceutical Industries Ltd., 7.000%	423,250

		905,551

	Total Preferred Stocks (Identified Cost $1,346,859)	1,366,915

Principal Amount
Bonds and Notes — 4.0%
	Banking — 0.2%
$50,000	Ally Financial, Inc., 4.625%, 3/30/2025	49,875

	Chemicals — 0.1%
150,000	Hexion, Inc., 9.200%, 3/15/2021(d)(e)	42,000

	Construction Machinery — 0.3%
95,000	United Rentals North America, Inc., 5.500%, 7/15/2025	93,219

	Consumer Cyclical Services — 0.1%
45,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	46,575

	Electric — 0.3%
100,000	AES Corp. (The), 5.500%, 4/15/2025	100,125

	Finance Companies — 0.8%
370,000	Navient LLC, Series A, MTN, 5.625%, 8/01/2033(f)	259,000

	Healthcare — 0.5%
150,000	HCA, Inc., 7.500%, 11/06/2033	158,250

	Home Construction — 0.4%
125,000	PulteGroup, Inc., 6.000%, 2/15/2035	123,125

	Independent Energy — 0.2%
50,000	WPX Energy, Inc., 5.250%, 1/15/2017	49,875

	Supermarkets — 0.9%
280,000	New Albertson’s, Inc., 8.000%, 5/01/2031	277,900

	Transportation Services — 0.2%
75,000	APL Ltd., 8.000%, 1/15/2024(f)	49,500

	Total Bonds and Notes (Identified Cost $1,331,165)	1,249,444

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of May 31, 2016 (Unaudited)

Loomis Sayles Dividend Income Fund – (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 3.4%
$1,082,104	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 5/31/2016 at 0.030% to be repurchased at $1,082,105 on 6/01/2016 collateralized by $1,065,000 U.S. Treasury Note, 2.125% due 12/31/2022 valued at $1,104,938 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $1,082,104)	$1,082,104

	Total Investments — 101.9% (Identified Cost $31,610,943)(a)	32,263,702
	Other assets less liabilities — (1.9)%	(600,582)

	Net Assets — 100.0%	$31,663,120

Shares
Written Options — (0.0%)
	Options on Securities — (0.0%)
2,500	Caterpillar, Inc., Put expiring July 15, 2016 at 67.5000	(2,150)
5,000	FirstEnergy Corp., Put expiring June 17, 2016 at 30	(500)
3,500	FNF Group, Put expiring June 17, 2016 at 30	(350)
2,400	Honeywell International, Inc., Call expiring July 15, 2016 at 120	(1,068)
4,000	Johnson Controls, Inc., Put expiring July 15, 2016 at 38	(1,100)
7,400	National Oilwell Varco, Inc., Call expiring June 17, 2016 at 38	(444)
1,700	Norfolk Southern Corp., Call expiring June 17, 2016 at 90	(425)
1,800	Omnicom Group, Inc., Call expiring June 17, 2016 at 85	(585)
3,500	Seaworld Entertainment, Inc., Put expiring June 17, 2016 at 17	(875)
1,800	Signet Jewelers Ltd., Put expiring July 15, 2016 at 85	(1,485)

	Total Written Options (Premiums Received $28,542)	$(8,982)

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
	At May 31, 2016, the net unrealized appreciation on investments based on a cost of $31,610,943 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,910,293
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,257,534)

	Net unrealized appreciation	$652,759

(b)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(c)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(d)	Illiquid security. At May 31, 2016, the value of this security amounted to $42,000 or 0.1% of net assets.

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of May 31, 2016 (Unaudited)

Loomis Sayles Dividend Income Fund – (continued)

(e)	Fair valued by the Fund’s adviser. At May 31, 2016, the value of this security amounted to $42,000 or 0.1% of net assets. See Note 2 of Notes to Financial Statements.
(f)	Illiquid security. At May 31, 2016, the value of these securities amounted to $308,500 or 1.0% of net assets. Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures. See Note 2 of Notes to Financial Statements.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Industry Summary at May 31, 2016 (Unaudited)

Pharmaceuticals	13.9%
Banks	8.3
Oil, Gas & Consumable Fuels	7.0
Electric Utilities	5.8
REITs - Diversified	4.0
REITs - Hotels	3.7
Tobacco	3.6
Insurance	3.3
Automobiles	3.3
Biotechnology	2.8
Diversified Telecommunication Services	2.7
Software	2.7
Communications Equipment	2.6
Chemicals	2.4
Semiconductors & Semiconductor Equipment	2.3
Industrial Conglomerates	2.1
Road & Rail	2.1
Wireless Telecommunication Services	2.1
Electrical Equipment	2.0
Hotels, Restaurants & Leisure	2.0
Other Investments, less than 2% each	19.8
Short-Term Investments	3.4

Total Investments	101.9
Other assets less liabilities (including open written options)	(1.9)

Net Assets	100.0%

See accompanying notes to financial statements.

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Portfolio of Investments – as of May 31, 2016 (Unaudited)

Loomis Sayles Emerging Markets Opportunities Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 87.4% of Net Assets
	Argentina — 2.8%
$150,000	Argentina Bonar Bonds, Series X, 7.000%, 4/17/2017	$153,939
365,000	Republic of Argentina, 6.250%, 4/22/2019, 144A	381,286
150,000	Republic of Argentina, 6.875%, 4/22/2021, 144A	157,184

		692,409

	Barbados — 0.8%
200,000	Columbus International, Inc., 7.375%, 3/30/2021, 144A	209,650

	Brazil — 3.9%
250,000	Itau Unibanco Holding S.A., EMTN, 2.850%, 5/26/2018	248,375
130,000	Petrobras Global Finance BV, 3.000%, 1/15/2019	119,470
150,000	Petrobras Global Finance BV, 5.375%, 1/27/2021	132,750
250,000	Republic of Brazil, 5.875%, 1/15/2019	270,250
200,000	Tupy Overseas S.A., 6.625%, 7/17/2024, 144A	188,000

		958,845

	Chile — 1.7%
200,000	Cencosud S.A., 5.150%, 2/12/2025, 144A	203,090
243,177	Latam Airlines Pass Through Trust, Series 2015-1, Class B, 4.500%, 8/15/2025, 144A	212,425

		415,515

	China — 7.1%
215,000	Baidu, Inc., 3.500%, 11/28/2022(b)	216,064
270,000	Bestgain Real Estate Ltd., 2.625%, 3/13/2018(b)	269,943
250,000	China Resources Gas Group Ltd., 4.500%, 4/05/2022, 144A(b)	267,324
280,000	CNOOC Finance 2013 Ltd., 3.000%, 5/09/2023(b)	271,560
255,000	Country Garden Holdings Co. Ltd., 7.250%, 4/04/2021, 144A	265,250
225,000	ENN Energy Holdings Ltd., 6.000%, 5/13/2021, 144A(b)	252,423
200,000	Tencent Holdings Ltd., 3.375%, 5/02/2019, 144A(b)	206,393

		1,748,957

	Colombia — 3.2%
235,000	Colombia Government International Bond, 7.375%, 1/27/2017(b)	243,812
235,000	Empresa de Energia de Bogota S.A. E.S.P., 6.125%, 11/10/2021(b)	242,637
260,000	Oleoducto Central S.A., 4.000%, 5/07/2021, 144A(b)	248,950
100,000	Pacific Exploration and Production Corp., 5.125%, 3/28/2023, 144A(c)	15,250
275,000	Pacific Exploration and Production Corp., 5.375%, 1/26/2019, 144A(c)	41,938

		792,587

	Croatia — 2.7%
200,000	Agrokor d.d., 8.875%, 2/01/2020	212,500
200,000	Hrvatska Elektroprivreda, 5.875%, 10/23/2022, 144A	208,750
240,000	Republic of Croatia, 6.250%, 4/27/2017, 144A	248,805

		670,055

	Guatemala — 0.9%
225,000	Central American Bottling Corp., 6.750%, 2/09/2022	234,281

	Hong Kong — 2.0%
265,000	PCCW-HKT Capital No. 5 Ltd., 3.750%, 3/08/2023(b)	278,515
200,000	Swire Pacific MTN Financing Ltd., EMTN, 4.500%, 10/09/2023(b)	221,274

		499,789

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of May 31, 2016 (Unaudited)

Loomis Sayles Emerging Markets Opportunities Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Hungary — 2.7%
$240,000	Hungary Government International Bond, 4.125%, 2/19/2018	$248,472
400,000	Magyar Export-Import Bank Zrt, 4.000%, 1/30/2020, 144A	405,944

		654,416

	India — 3.3%
260,000	Bharti Airtel International BV, 5.350%, 5/20/2024, 144A(b)	282,173
220,000	NTPC Ltd., EMTN, 5.625%, 7/14/2021(b)	246,521
250,000	Reliance Industries Ltd., 4.125%, 1/28/2025, 144A(b)	255,130
200,000	Rolta Americas LLC, 8.875%, 7/24/2019, 144A	38,000

		821,824

	Indonesia — 5.1%
200,000	Listrindo Capital BV, 6.950%, 2/21/2019, 144A	207,000
340,000	Pelabuhan Indonesia III PT, 4.875%, 10/01/2024, 144A(b)	351,220
215,000	Pertamina Persero PT, EMTN, 4.300%, 5/20/2023(b)	214,001
250,000	Republic of Indonesia, 6.875%, 1/17/2018, 144A(b)	269,825
200,000	TBG Global Pte Ltd., 4.625%, 4/03/2018	203,000

		1,245,046

	Israel — 1.0%
230,000	Israel Electric Corp. Ltd., 5.625%, 6/21/2018, 144A(b)	243,708

	Jamaica — 0.9%
250,000	Digicel Ltd., 6.000%, 4/15/2021, 144A	221,470

	Korea — 4.9%
240,000	GS Caltex Corp., 3.250%, 10/01/2018, 144A(b)	245,294
200,000	Kia Motors Corp., 2.625%, 4/21/2021, 144A	202,756
230,000	Korea Gas Corp., 4.250%, 11/02/2020(b)	251,040
200,000	Lotte Shopping Co. Ltd., 3.375%, 5/09/2017(b)	203,003
275,000	Woori Bank, 5.875%, 4/13/2021(b)	311,004

		1,213,097

	Malaysia — 2.3%
245,000	Export-Import Bank of Malaysia Bhd, EMTN, 2.875%, 12/14/2017	248,789
200,000	Malayan Banking Bhd, EMTN, (fixed rate to 9/20/2017, variable rate thereafter), 3.250%, 9/20/2022(b)	201,822
100,000	Petronas Capital Ltd., 7.875%, 5/22/2022, 144A(b)	127,714

		578,325

	Mexico — 10.9%
250,000	Alfa SAB de CV, 5.250%, 3/25/2024, 144A(b)	263,750
225,000	BBVA Bancomer S.A., 6.750%, 9/30/2022(b)	248,063
255,000	Fresnillo PLC, 5.500%, 11/13/2023, 144A(b)	273,806
250,000	Grupo KUO SAB de CV, 6.250%, 12/04/2022	249,875
131,980(††)	Mexican Fixed Rate Bonds, Series M, 5.000%, 6/15/2017, (MXN)(b)	719,272
240,000	Mexico Government International Bond, 5.625%, 1/15/2017(b)	246,240
250,000	Nemak SAB de CV, 5.500%, 2/28/2023, 144A	257,825
235,000	Office Depot de Mexico S.A. de CV, 6.875%, 9/20/2020, 144A	243,225
200,000	Unifin Financiera SAB de CV SOFOM ENR, 6.250%, 7/22/2019, 144A	193,500

		2,695,556

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of May 31, 2016 (Unaudited)

Loomis Sayles Emerging Markets Opportunities Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Morocco — 1.0%
$225,000	OCP S.A., 5.625%, 4/25/2024, 144A(b)	$235,449

	Netherlands — 2.0%
245,000	GTH Finance BV, 6.250%, 4/26/2020, 144A	247,756
240,000	VTR Finance BV, 6.875%, 1/15/2024	236,700

		484,456

	Paraguay — 1.0%
240,000	Telefonica Celular del Paraguay S.A., 6.750%, 12/13/2022	239,400

	Peru — 1.6%
190,000	InRetail Consumer, 5.250%, 10/10/2021, 144A	193,325
195,000	Union Andina de Cementos SAA, 5.875%, 10/30/2021, 144A	196,072

		389,397

	Philippines — 3.1%
240,000	Philippine Government International Bond, 4.200%, 1/21/2024(b)	272,498
240,000	Power Sector Assets and Liabilities Management Corp., 6.875%, 11/02/2016	245,400
205,000	Power Sector Assets and Liabilities Management Corp., 7.250%, 5/27/2019(b)	237,041

		754,939

	Poland — 1.0%
220,000	Republic of Poland, 6.375%, 7/15/2019	249,425

	Qatar — 1.3%
285,000	Ooredoo International Finance Ltd., 4.750%, 2/16/2021, 144A(b)	310,650

	Russia — 3.3%
265,000	Gazprom OAO Via Gaz Capital S.A., 3.850%, 2/06/2020, 144A(b)	263,542
245,000	MMC Norilsk Nickel OJSC via MMC Finance Ltd., 5.550%, 10/28/2020(b)	258,668
242,950	Russian Foreign Bond-Eurobond, 7.500%, 3/31/2030(b)	296,095

		818,305

	Singapore — 1.2%
300,000	BOC Aviation Ltd., 3.000%, 3/30/2020, 144A(b)	302,868

	South Africa — 2.5%
125,000	AngloGold Ashanti Holdings PLC, 5.375%, 4/15/2020	126,313
200,000	Myriad International Holdings BV, 5.500%, 7/21/2025, 144A	203,818
250,000	Republic of South Africa, 6.875%, 5/27/2019(b)	274,687

		604,818

	Supranational — 0.8%
200,000	Banque Quest Africaine de Developpement, 5.500%, 5/06/2021, 144A	204,808

	Thailand — 0.9%
205,000	PTT Global Chemical PCL, 4.250%, 9/19/2022(b)	219,705

	Turkey — 6.8%
200,000	Akbank TAS, 4.000%, 1/24/2020, 144A(b)	198,000
240,000	Coca-Cola Icecek AS, 4.750%, 10/01/2018, 144A(b)	249,267
200,000	Export Credit Bank of Turkey, 5.375%, 2/08/2021, 144A	204,098
250,000	Republic of Turkey, 7.000%, 3/11/2019(b)	274,750
275,000	TC Ziraat Bankasi AS, 4.750%, 4/29/2021, 144A	274,389
265,000	Turk Telekomunikasyon AS, 3.750%, 6/19/2019, 144A(b)	267,054
200,000	Turkiye Halk Bankasi AS, 5.375%, 10/06/2021, 144A	201,728

		1,669,286

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of May 31, 2016 (Unaudited)

Loomis Sayles Emerging Markets Opportunities Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	United Arab Emirates — 3.4%
$275,000	Dolphin Energy Ltd., 5.500%, 12/15/2021, 144A(b)	$307,794
230,000	DP World Ltd., 3.250%, 5/18/2020, 144A(b)	232,070
260,000	Dubai Electricity & Water Authority, 7.375%, 10/21/2020, 144A(b)	306,592

		846,456

	United States — 1.0%
260,000	Kosmos Energy Ltd., 7.875%, 8/01/2021, 144A	239,200

	Venezuela — 0.3%
220,000	Petroleos de Venezuela S.A., 6.000%, 11/15/2026	70,928

	Total Bonds and Notes (Identified Cost $21,455,045)	21,535,620

Senior Loans — 0.4%
	United States — 0.4%
55,000	Coral U.S. Co-Borrower LLC, Term Loan B1, 5.500%, 12/30/2022(d)	55,295
45,000	Coral U.S. Co-Borrower LLC, Term Loan B2, 5.830%, 12/30/2022(d)	45,241

	Total Senior Loans (Identified Cost $98,117)	100,536

Shares
Purchased Options — 0.1%
	Options on Securities — 0.1%
10,000	iShares® China Large-Cap ETF, Call expiring June 17, 2016 at 36	1,000
16,000	iShares® MSCI Brazil Capped ETF, Put expiring September 16, 2016 at 25	32,880
12,500	iShares® MSCI Emerging Markets ETF, Call expiring June 17, 2016 at 36	250
10,000	iShares® MSCI Emerging Markets ETF, Put expiring July 15, 2016 at 32	6,300

	Total Purchased Options (Identified Cost $55,588)	40,430

Principal Amount (‡)
Short-Term Investments — 9.8%
$2,407,747	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 5/31/2016 at 0.030% to be repurchased at $2,407,749 on 6/01/2016 collateralized by $2,370,000 U.S. Treasury Note, 2.125% due 12/31/2022 valued at $2,458,875 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $2,407,747)	2,407,747

	Total Investments — 97.7% (Identified Cost $24,016,497)(a)	24,084,333
	Other assets less liabilities — 2.3%	557,536

	Net Assets — 100.0%	$24,641,869

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of May 31, 2016 (Unaudited)

Loomis Sayles Emerging Markets Opportunities Fund – (continued)

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
At May 31, 2016, the net unrealized depreciation on investments based on a cost of $24,167,451 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$532,371
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(615,489)

	Net unrealized depreciation	$(83,118)

(b)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(c)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(d)	Variable rate security. Rate as of May 31, 2016 is disclosed.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2016, the value of Rule 144A holdings amounted to $11,827,538 or 48.0% of net assets.
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
OJSC	Open Joint-Stock Company

MXN	Mexican Peso

At May 31, 2016, the Fund had the following open bilateral credit default swap agreements:

Sell Protection
Counterparty	Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread^	Notional Value(‡)	Unamortized Up Front Premium Paid/ (Received)	Market Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	CDX.EM* Series 25, 5-Year	1.00%	6/20/2021	3.03%	1,000,000	$(89,525)	$(91,341)	$(1,816)
	CDX.EM* Series 25,
Citibank, N.A.	5-Year	1.00%	6/20/2021	3.03%	3,700,000	(295,732)	(337,963)	(42,231)

Total							$(429,304)	$(44,047)

(‡)	Notional value stated in U.S. dollars unless otherwise noted.
^	Implied credit spreads, represented in absolute terms, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
*	CDX.EM is an index composed of emerging market credit default swaps.

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of May 31, 2016 (Unaudited)

Loomis Sayles Emerging Markets Opportunities Fund – (continued)

At May 31, 2016, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Buy[1]	6/15/2016	Euro	660,000	$734,667	$(1,929)
Sell[1]	6/15/2016	Euro	660,000	734,667	1,840
Buy[1]	6/20/2016	Mexican Peso	4,600,000	248,748	(8,588)
Sell[1]	6/20/2016	Mexican Peso	4,600,000	248,748	8,818
Sell[1]	8/25/2016	Mexican Peso	13,400,000	719,593	1,337
Buy[2]	7/11/2016	South African Rand	3,750,000	236,742	(9,211)
Buy[3]	7/11/2016	South African Rand	3,700,000	233,586	(11,109)
Sell[2]	7/11/2016	South African Rand	3,750,000	236,742	7,438
Sell[3]	7/11/2016	South African Rand	3,700,000	233,586	6,659
Buy[2]	6/06/2016	Turkish Lira	715,000	241,868	1,483
Sell[2]	6/06/2016	Turkish Lira	715,000	241,868	1,362

Total					$(1,900)

At May 31, 2016, the Fund had the following open forward cross currency contracts:

Settlement Date	Deliver/Units of Currency		Receive/Units of Currency			Unrealized Appreciation (Depreciation)
7/28/2016	Euro	440,000	Polish Zloty	[2]	1,933,448	$(859)

1 Counterparty is Credit Suisse International

2 Counterparty is Morgan Stanley & Co.

3 Counterparty is Bank of America, N.A.

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of May 31, 2016 (Unaudited)

Loomis Sayles Emerging Markets Opportunities Fund – (continued)

Industry Summary at May 31, 2016 (Unaudited)

Foreign Sovereign	13.9%
Banking	7.9
Telecom - Wireless	4.8
Telecom - Wireline Integrated & Services	4.3
Electric-Integrated	4.0
Integrated Energy	4.0
Government Guaranteed	3.7
Sovereign	3.5
Energy - Exploration & Production	3.4
Gas Distribution	3.0
Chemicals	2.9
Metals & Mining Excluding Steel	2.6
Transportation Infrastructure/Services	2.3
Real Estate Development & Management	2.2
Cons/Comm/Lease Financing	2.0
Diversified Capital Goods	2.0
Other Investments, less than 2% each	21.4
Short-Term Investments	9.8

Total Investments	97.7
Other assets less liabilities (including swap agreements and forward foreign currency contracts)	2.3

Net Assets	100.0%

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of May 31, 2016 (Unaudited)

Loomis Sayles Global Growth Fund

Shares	Description	Value (†)
Common Stocks — 99.0% of Net Assets
	Argentina — 2.6%
1,552	MercadoLibre, Inc.	$211,848

	Brazil — 2.0%
18,380	Companhia Brasileira de Meios de Pagamento	161,491

	China — 7.2%
4,925	Alibaba Group Holding Ltd., Sponsored ADR(b)	403,850
1,029	Baidu, Inc., Sponsored ADR(b)	183,718

		587,568

	Denmark — 3.9%
5,721	Novo Nordisk AS, Class B	320,167

	France — 6.4%
4,528	Danone	318,102
1,985	Sodexo S.A.	208,888

		526,990

	Germany — 3.9%
2,476	Adidas AG	316,974

	Ireland — 3.0%
12,769	Experian PLC	241,420

	Italy — 1.3%
32,400	Prada SpA	106,454

	Sweden — 1.4%
14,394	Elekta AB, Class B	113,504

	Switzerland — 9.2%
2,615	Nestle S.A., (Registered)	193,247
3,153	Novartis AG, (Registered)	250,577
1,169	Roche Holding AG	307,045

		750,869

	United Kingdom — 6.3%
15,099	ARM Holdings PLC	216,275
5,349	Diageo PLC	145,146
3,463	Unilever NV	155,488

		516,909

	United States — 51.8%
408	Alphabet, Inc., Class A(b)	305,531
458	Amazon.com, Inc.(b)	331,038
1,631	American Express Co.	107,255
5,426	Coca-Cola Co. (The)	242,000
2,947	Colgate-Palmolive Co.	207,498
645	Core Laboratories NV	78,206
2,445	Deere & Co.	201,199
2,775	Expeditors International of Washington, Inc.	134,726
2,605	Facebook, Inc., Class A(b)	309,500
3,645	Microsoft Corp.	193,185

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of May 31, 2016 (Unaudited)

Loomis Sayles Global Growth Fund – (continued)

Shares	Description	Value (†)
	United States — continued
9,932	Oracle Corp.	$399,266
3,099	Procter & Gamble Co. (The)	251,143
4,789	QUALCOMM, Inc.	263,012
3,543	Schlumberger Ltd.	270,331
3,067	SEI Investments Co.	157,766
3,911	Shire PLC	241,638
3,948	Visa, Inc., Class A	311,655
2,697	Yum! Brands, Inc.	221,397

		4,226,346

	Total Common Stocks (Identified Cost $7,851,815)	8,080,540

	Total Investments — 99.0% (Identified Cost $7,851,815)(a)	8,080,540
	Other assets less liabilities — 1.0%	85,449

	Net Assets — 100.0%	$8,165,989

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At May 31, 2016, the net unrealized appreciation on investments based on a cost of $7,851,815 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$306,409
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(77,684)

	Net unrealized appreciation	$228,725

(b)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of May 31, 2016 (Unaudited)

Loomis Sayles Global Growth Fund – (continued)

Industry Summary at May 31, 2016 (Unaudited)

Internet Software & Services	17.3%
Pharmaceuticals	13.7
Software	7.3
Food Products	6.3
Semiconductors & Semiconductor Equipment	5.8
IT Services	5.8
Household Products	5.6
Hotels, Restaurants & Leisure	5.2
Textiles, Apparel & Luxury Goods	5.2
Beverages	4.8
Energy Equipment & Services	4.3
Internet & Catalog Retail	4.1
Professional Services	3.0
Machinery	2.5
Other Investments, less than 2% each	8.1

Total Investments	99.0
Other assets less liabilities	1.0

Net Assets	100.0%

Currency Exposure Summary at May 31, 2016 (Unaudited)

United States Dollar	58.6%
Euro	12.2
British Pound	10.4
Swiss Franc	9.2
Danish Krone	3.9
Brazilian Real	2.0
Other, less than 2% each	2.7

Total Investments	99.0
Other assets less liabilities	1.0

Net Assets	100.0%

See accompanying notes to financial statements.

|  32

Portfolio of Investments — as of May 31, 2016 (Unaudited)

Vaughan Nelson Select Fund

Shares	Description	Value (†)
Common Stocks — 94.4% of Net Assets
	Aerospace & Defense — 7.9%
31,450	General Dynamics Corp.	$4,461,812
41,875	Honeywell International, Inc.	4,766,631

		9,228,443

	Banks — 4.5%
103,150	Wells Fargo & Co.	5,231,768

	Consumer Finance — 3.5%
63,050	American Express Co.	4,146,168

	Diversified Financial Services — 4.4%
19,500	Berkshire Hathaway, Inc., Class B(b)	2,740,530
24,900	Moody’s Corp.	2,456,136

		5,196,666

	Food & Staples Retailing — 5.6%
84,575	Walgreens Boots Alliance, Inc.	6,546,105

	Health Care Equipment & Supplies — 5.7%
83,275	Medtronic PLC	6,701,972

	Health Care Providers & Services — 9.9%
49,175	HCA Holdings, Inc.(b)	3,836,633
57,900	UnitedHealth Group, Inc.	7,739,493

		11,576,126

	Internet & Catalog Retail — 5.2%
4,810	Priceline Group, Inc. (The)(b)(c)	6,081,427

	Internet Software & Services — 6.9%
1,350	Alphabet, Inc., Class A(b)	1,010,948
9,660	Alphabet, Inc., Class C(b)(c)	7,107,055

		8,118,003

	IT Services — 4.4%
46,200	Broadridge Financial Solutions, Inc.	2,965,578
22,450	MasterCard, Inc., Class A	2,152,955

		5,118,533

	Life Sciences Tools & Services — 4.1%
31,500	Thermo Fisher Scientific, Inc.	4,780,755

	Machinery — 3.6%
36,525	Cummins, Inc.	4,181,017

	Media — 4.2%
22,468	Charter Communications, Inc., Class A(b)	4,919,144

	Oil, Gas & Consumable Fuels — 6.5%
131,775	Enterprise Products Partners LP	3,658,074
112,825	Marathon Petroleum Corp.	3,929,695

		7,587,769

	Semiconductors & Semiconductor Equipment — 7.3%
32,650	Broadcom Ltd.(c)	5,039,854
57,975	Texas Instruments, Inc.	3,513,285

		8,553,139

See accompanying notes to financial statements.

33  |

Portfolio of Investments — as of May 31, 2016 (Unaudited)

Vaughan Nelson Select Fund – (continued)

Shares	Description	Value (†)
	Software — 4.1%
89,425	Microsoft Corp.	$4,739,525

	Specialty Retail — 2.5%
99,025	Michaels Cos., Inc. (The)(b)	2,902,423

	Technology Hardware, Storage & Peripherals — 4.1%
47,425	Apple, Inc.	4,735,860

	Total Common Stocks (Identified Cost $102,370,356)	110,344,843

Principal Amount
Short-Term Investments — 5.2%
$6,035,599	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 5/31/2016 at 0.030% to be repurchased at $6,035,604 on 6/01/2016 collateralized by $5,935,000 U.S. Treasury Note, 2.125% due 8/31/2020 valued at $6,157,563 including accrued interest (Note 2 of Notes to Financial statements) (Identified Cost $6,035,599)	6,035,599

	Total Investments — 99.6% (Identified Cost $108,405,955)(a)	116,380,442
	Other assets less liabilities — 0.4%	525,299

	Net Assets — 100.0%	$116,905,741

Shares
Common Stocks Sold Short — (2.4)%
	Internet & Catalog Retail — (1.0)%
17,025	TripAdvisor, Inc.(b)	$(1,153,274)

	Specialty Retail — (1.4)%
31,300	CarMax, Inc.(b)	(1,679,558)

	Total Common Stocks Sold Short (Proceeds $2,580,134)	$(2,832,832)

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At May 31, 2016, the net unrealized appreciation on investments based on a cost of $108,405,955 (excludes proceeds received from short sales of $2,580,134) for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost
	Investment securities	$10,069,164
	Securities sold short	—
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value
	Investment securities	(2,094,677)
	Securities sold short	(252,698)

	Net unrealized appreciation	$7,721,789

See accompanying notes to financial statements.

|  34

Portfolio of Investments — as of May 31, 2016 (Unaudited)

Vaughan Nelson Select Fund – (continued)

(b)	Non-income producing security.
(c)	Security (or a portion thereof) has been pledged as collateral for short sales.

Industry Summary at May 31, 2016 (Unaudited)

Health Care Providers & Services	9.9%
Aerospace & Defense	7.9
Semiconductors & Semiconductor Equipment	7.3
Internet Software & Services	6.9
Oil, Gas & Consumable Fuels	6.5
Health Care Equipment & Supplies	5.7
Food & Staples Retailing	5.6
Banks	4.5
Diversified Financial Services	4.4
IT Services	4.4
Internet & Catalog Retail*	4.2
Media	4.2
Life Sciences Tools & Services	4.1
Software	4.1
Technology Hardware, Storage & Peripherals	4.1
Machinery	3.6
Consumer Finance	3.5
Specialty Retail*	1.1
Short-Term Investments	5.2

Total Investments	97.2
Other assets less liabilities	2.8

Net Assets	100.0%

*	Net of securities sold short.

See accompanying notes to financial statements.

35  |

Statements of Assets and Liabilities

May 31, 2016 (Unaudited)

	Loomis Sayles Dividend Income Fund	Loomis Sayles Emerging Markets Opportunities Fund	Loomis Sayles Global Growth Fund	Vaughan Nelson Select Fund
ASSETS
Investments at cost	$31,610,943	$24,016,497	$7,851,815	$108,405,955
Net unrealized appreciation	652,759	67,836	228,725	7,974,487

Investments at value	32,263,702	24,084,333	8,080,540	116,380,442
Cash	121	—	79,159	—
Due from brokers (Note 2)	—	758,070	—	2,807,026
Foreign currency at value (identified cost $0, $36,646, $0 and $0, respectively)	—	36,652	—	—
Receivable for Fund shares sold	115,719	—	—	489,180
Receivable from investment adviser (Note 6)	—	1,438	7,147	—
Dividends and interest receivable	148,616	246,366	11,236	195,767
Unrealized appreciation on forward foreign currency contracts (Note 2)	—	28,937	—	—
Tax reclaims receivable	5,372	—	3,232	8,537
Fees receivable on swap agreements (Note 2)	—	9,400	—	—

TOTAL ASSETS	32,533,530	25,165,196	8,181,314	119,880,952

LIABILITIES
Options written, at value (premiums received $28,542, $0, $0 and $0, respectively) (Note 2)	8,982	—	—	—
Securities sold short, at value (proceeds $2,580,134) (Note 2)	—	—	—	2,832,832
Payable for securities purchased	779,762	—	—	—
Unrealized depreciation on bilateral swap agreements (Note 2)	—	44,047	—	—
Payable for Fund shares redeemed	22,984	159	—	178
Unrealized depreciation on forward foreign currency contracts (Note 2)	—	31,696	—	—
Unamortized upfront premiums received on bilateral swap agreements (Note 2)	—	385,257	—	—
Management fees payable (Note 6)	8,145	—	—	85,486
Deferred Trustees’ fees (Note 6)	34,126	20,997	1,523	32,128
Administrative fees payable (Note 6)	1,165	925	300	4,297
Payable to distributor (Note 6d)	107	—	—	461
Other accounts payable and accrued expenses	15,139	40,246	13,502	19,829

TOTAL LIABILITIES	870,410	523,327	15,325	2,975,211

NET ASSETS	$31,663,120	$24,641,869	$8,165,989	$116,905,741

See accompanying notes to financial statements.

|  36

Statements of Assets and Liabilities (continued)

May 31, 2016 (Unaudited)

	Loomis Sayles Dividend Income Fund	Loomis Sayles Emerging Markets Opportunities Fund		Loomis Sayles Global Growth Fund		Vaughan Nelson Select Fund
NET ASSETS CONSIST OF:
Paid-in capital	$31,194,616	$25,880,580		$7,919,017		$108,874,366
Undistributed net investment income	120,287	38,704		21,462		150,249
Accumulated net realized gain (loss) on investments, futures contracts, options/swaptions written, short sales, swap agreements and foreign currency transactions	(324,102)	(1,307,459)		(3,114)		159,337
Net unrealized appreciation on investments, options written, short sales, swap agreements and foreign currency translations	672,319	30,044		228,624		7,721,789

NET ASSETS	$31,663,120	$24,641,869		$8,165,989		$116,905,741

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$13,420,115	$303,437		$104,711		$19,202,921

Shares of beneficial interest	1,309,649	31,172		10,165		1,322,278

Net asset value and redemption price per share	$10.25	$9.73		$10.30		$14.52

Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$10.88	$10.16		$10.93		$15.41

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1) Net assets	$4,744,711	$19,730		$1,030		$8,144,667

Shares of beneficial interest	465,269	2,050		100		578,051

Net asset value and offering price per share	$10.20	$9.62		$10.29	*	$14.09

Class N shares:
Net assets	$—	$1,056		$—		$—

Shares of beneficial interest	—	110		—		—

Net asset value, offering and redemption price per share	$—	$9.64	*	$—		$—

Class Y shares:
Net assets	$13,498,294	$24,317,646		$8,060,248		$89,558,153

Shares of beneficial interest	1,316,274	2,523,267		781,766		6,137,521

Net asset value, offering and redemption price per share	$10.25	$9.64		$10.31		$14.59

*	Net asset value calculations have been determined utilizing fractional share and penny amounts.

See accompanying notes to financial statements.

37  |

Statements of Operations

For the Six Months Ended May 31, 2016 (Unaudited)

	Loomis Sayles Dividend Income Fund	Loomis Sayles Emerging Markets Opportunities Fund	Loomis Sayles Global Growth Fund(a)	Vaughan Nelson Select Fund
INVESTMENT INCOME
Interest	$88,271	$530,086	$31	$10,548
Dividends	615,389 (b)	—	38,615	817,788
Less net foreign taxes withheld	(6,336)	—	(3,586)	—

	697,324	530,086	35,060	828,336

Expenses
Management fees (Note 6)	82,566	91,459	10,344	446,453
Service and distribution fees (Note 6)	36,495	259	22	56,840
Administrative fees (Note 6)	6,080	5,387	571	23,203
Trustees’ fees and expenses (Note 6)	6,873	7,105	2,364	7,611
Transfer agent fees and expenses (Notes 6 and 7)	10,299	1,222	28	33,510
Audit and tax services fees	25,757	27,120	8,368	20,777
Custodian fees and expenses	5,773	12,052	3,404	4,451
Legal fees	179	182	22	569
Registration fees	24,336	33,327	10,622	36,557
Shareholder reporting expenses	2,406	1,447	633	3,823
Dividend expenses on securities sold short	—	—	—	3,473
Miscellaneous expenses	6,470	6,865	1,958	7,217

Total expenses	207,234	186,425	38,336	644,484
Fee/expense recovery (Note 6)	—	—	—	2,996
Less waiver and/or expense reimbursement (Note 6)	(39,769)	(69,036)	(24,738)	—

Net expenses	167,465	117,389	13,598	647,480

Net investment income	529,859	412,697	21,462	180,856

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS/SWAPTIONS WRITTEN, SHORT SALES, SWAP AGREEMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	(279,782)	(583,052)	—	2,537,145
Futures contracts	—	(20,636)	—	—
Options/swaptions written	38,966	22,342	—	28,382
Short sales	—	—	—	(273,679)
Swap agreements	—	107,971	—	—
Foreign currency transactions	(497)	(79,451)	(3,114)	—
Net change in unrealized appreciation (depreciation) on:
Investments	691,386	603,470	228,725	(1,782,724)
Futures contracts	—	(4,503)	—	—
Options written	22,400	—	—	—
Short sales	—	—	—	(252,698)
Swap agreements	—	(52,420)	—	—
Foreign currency translations	75	12,802	(101)	—

Net realized and unrealized gain on investments, futures contracts, options/swaptions written, short sales, swap agreements and foreign currency transactions	472,548	6,523	225,510	256,426

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,002,407	$419,220	$246,972	$437,282

(a)	From commencement of operations on March 31, 2016 through May 31, 2016.
(b)	Includes a non-recurring dividend of $87,324.

See accompanying notes to financial statements.

|  38

Statements of Changes in Net Assets

	Loomis Sayles Dividend Income Fund		Loomis Sayles Emerging Markets Opportunities Fund
	Six Months Ended May 31, 2016 (Unaudited)	Year Ended November 30, 2015	Six Months Ended May 31, 2016 (Unaudited)	Year Ended November 30, 2015
FROM OPERATIONS:
Net investment income	$529,859	$802,734	$412,697	$1,163,126
Net realized gain (loss) on investments, futures contracts, options/swaptions written, short sales, swap agreements and foreign currency transactions	(241,313)	2,575,880	(552,826)	(763,396)
Net change in unrealized appreciation (depreciation) on investments, futures contracts, options written, securities sold short, swap agreements and foreign currency translations	713,861	(3,560,452)	559,349	(1,046,419)

Net increase (decrease) in net assets resulting from operations	1,002,407	(181,838)	419,220	(646,689)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(209,645)	(265,753)	(2,251)	(113,564)
Class C	(58,303)	(60,988)	(206)	(754)
Class N	—	—	(16)	(38)
Class Y	(229,365)	(476,800)	(379,975)	(934,338)
Net realized capital gains
Class A	(1,185,172)	(641,542)	—	(53,127)
Class C	(394,481)	(149,568)	—	(260)
Class N	—	—	—	(8)
Class Y	(1,110,516)	(1,904,100)	—	(223,530)

Total distributions	(3,187,482)	(3,498,751)	(382,448)	(1,325,619)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	8,187,807	(2,489,180)	46,433	(8,607,299)

Net increase (decrease) in net assets	6,002,732	(6,169,769)	83,205	(10,579,607)
NET ASSETS
Beginning of the period	25,660,388	31,830,157	24,558,664	35,138,271

End of the period	$31,663,120	$25,660,388	$24,641,869	$24,558,664

UNDISTRIBUTED NET INVESTMENT INCOME	$120,287	$87,741	$38,704	$8,455

(a)	From commencement of operations on March 31, 2016 through May 31, 2016.

See accompanying notes to financial statements.

39  |

Statements of Changes in Net Assets (continued)

Loomis Sayles Global Growth Fund	Vaughan Nelson Select Fund
Period Ended May 31, 2016 (Unaudited)(a)	Six Months Ended May 31, 2016 (Unaudited)	Year Ended November 30, 2015

$21,462	$180,856	$174,518
(3,114)	2,291,848	(15,601)
228,624	(2,035,422)	2,853,568

246,972	437,282	3,012,485

—	(1,415)	—
—	—	—
—	—	—
—	(164,168)	(32,110)

—	(323,130)	(332,805)
—	(128,464)	(93,986)
—	—	—
—	(1,592,857)	(1,659,885)

—	(2,210,034)	(2,118,786)

7,919,017	18,794,587	30,758,176

8,165,989	17,021,835	31,651,875

—	99,883,906	68,232,031

$8,165,989	$116,905,741	$99,883,906

$21,462	$150,249	$134,976

See accompanying notes to financial statements.

|  40

Financial Highlights

For a share outstanding throughout each period.

	Loomis Sayles Dividend Income Fund—Class A
	Six Months Ended May 31, 2016 (Unaudited)		Year Ended November 30, 2015	Year Ended November 30, 2014		Year Ended November 30, 2013	Period Ended November 30, 2012*
Net asset value, beginning of the period	$11.35		$13.02	$12.87		$10.43	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.19	(b)	0.34	0.51	(c)	0.32	0.25	(d)
Net realized and unrealized gain (loss)	0.08		(0.58)	0.91		2.47	0.34

Total from Investment Operations	0.27		(0.24)	1.42		2.79	0.59

LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)		(0.33)	(0.50)		(0.33)	(0.16)
Net realized capital gains	(1.19)		(1.10)	(0.77)		(0.02)	—

Total Distributions	(1.37)		(1.43)	(1.27)		(0.35)	(0.16)

Net asset value, end of the period	$10.25		$11.35	$13.02		$12.87	$10.43

Total return(e)(f)	3.13	%(b)(g)	(1.89)%	11.95	%(c)	27.35%	6.01	%(d)(g)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$13,420		$11,329	$7,569		$5,978	$2,691
Net expenses(h)	1.20	%(i)	1.20%	1.20%		1.20%	1.20	%(i)
Gross expenses	1.49	%(i)	1.60%	1.67%		1.55%	1.74	%(i)
Net investment income	3.90	%(b)(i)	2.96%	4.03	%(c)	2.70%	3.67	%(d)(i)
Portfolio turnover rate	24%		51%	65%		45%	14%

*	From commencement of operations on March 30, 2012 through November 30, 2012.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.16, total return would have been 2.73% and the ratio of net investment income to average net assets would have been 3.23%.
(c)	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.33, total return would have been 10.53% and the ratio of net investment income to average net assets would have been 2.63%.
(d)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.23, total return would have been 5.71% and the ratio of net investment income to average net assets would have been 3.31%.
(e)	A sales charge for Class A shares is not reflected in total return calculations.
(f)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(g)	Periods less than one year are not annualized.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(i)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

41  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Dividend Income Fund—Class C
	Six Months Ended May 31, 2016 (Unaudited)		Year Ended November 30, 2015	Year Ended November 30, 2014		Year Ended November 30, 2013	Period Ended November 30, 2012*
Net asset value, beginning of the period	$11.30		$12.98	$12.81		$10.42	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.15	(b)	0.26	0.44	(c)	0.25	0.20	(d)
Net realized and unrealized gain (loss)	0.09		(0.58)	0.89		2.45	0.34

Total from Investment Operations	0.24		(0.32)	1.33		2.70	0.54

LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)		(0.26)	(0.39)		(0.29)	(0.12)
Net realized capital gains	(1.19)		(1.10)	(0.77)		(0.02)	—

Total Distributions	(1.34)		(1.36)	(1.16)		(0.31)	(0.12)

Net asset value, end of the period	$10.20		$11.30	$12.98		$12.81	$10.42

Total return(e)(f)	2.74	%(b)(g)	(2.64)%	11.14	%(c)	26.40%	5.44	%(d)(g)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$4,745		$3,744	$1,716		$5,260	$61
Net expenses(h)	1.95	%(i)	1.95%	1.95%		1.95%	1.95	%(i)
Gross expenses	2.24	%(i)	2.35%	2.42%		2.21%	2.53	%(i)
Net investment income	3.12	%(b)(i)	2.21%	3.54	%(c)	2.03%	3.01	%(d)(i)
Portfolio turnover rate	24%		51%	65%		45%	14%

*	From commencement of operations on March 30, 2012 through November 30, 2012.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.12, total return would have been 2.45% and the ratio of net investment income to average net assets would have been 2.46%.
(c)	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.21, total return would have been 9.71% and the ratio of net investment income to average net assets would have been 1.70%.
(d)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.17, total return would have been 5.14% and the ratio of net investment income to average net assets would have been 2.53%.
(e)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(f)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(g)	Periods less than one year are not annualized.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(i)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  42

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Dividend Income Fund—Class Y
	Six Months Ended May 31, 2016 (Unaudited)		Year Ended November 30, 2015	Year Ended November 30, 2014		Year Ended November 30, 2013	Period Ended November 30, 2012*
Net asset value, beginning of the period	$11.36		$13.03	$12.88		$10.44	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.20	(b)	0.35	0.56	(c)	0.35	0.26	(d)
Net realized and unrealized gain (loss)	0.08		(0.56)	0.90		2.47	0.35

Total from Investment Operations	0.28		(0.21)	1.46		2.82	0.61

LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)		(0.36)	(0.54)		(0.36)	(0.17)
Net realized capital gains	(1.19)		(1.10)	(0.77)		(0.02)	—

Total Distributions	(1.39)		(1.46)	(1.31)		(0.38)	(0.17)

Net asset value, end of the period	$10.25		$11.36	$13.03		$12.88	$10.44

Total return(e)	3.16	%(b)(f)	(1.64)%	12.22	%(c)	27.63%	6.19	%(d)(f)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$13,498		$10,588	$22,545		$13,917	$16,945
Net expenses(g)	0.95	%(h)	0.95%	0.95%		0.95%	0.95	%(h)
Gross expenses	1.24	%(h)	1.32%	1.41%		1.34%	1.53	%(h)
Net investment income	4.07	%(b)(h)	2.97%	4.46	%(c)	2.97%	3.88	%(d)(h)
Portfolio turnover rate	24%		51%	65%		45%	14%

*	From commencement of operations on March 30, 2012 through November 30, 2012.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.17, total return would have been 2.86% and the ratio of net investment income to average net assets would have been 3.49%.
(c)	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.37, total return would have been 10.80% and the ratio of net investment income to average net assets would have been 2.91%.
(d)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.23, total return would have been 5.89%, and the ratio of net investment income to average net assets would have been 3.45%.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

43  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Emerging Markets Opportunities Fund—Class A
	Six Months Ended May 31, 2016 (Unaudited)		Year Ended November 30, 2015		Period Ended November 30, 2014*
Net asset value, beginning of the period	$9.72		$10.30		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.16		0.38		0.29
Net realized and unrealized gain (loss)	(0.01	)(b)	(0.58)		0.31

Total from Investment Operations	0.15		(0.20)		0.60

LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)		(0.30)		(0.30)
Net realized capital gains	—		(0.08)		—

Total Distributions	(0.14)		(0.38)		(0.30)

Net asset value, end of the period	$9.73		$9.72		$10.30

Total return(c)(d)	1.56	%(e)(f)	(1.90	)%(f)	6.00	%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$303		$85		$6,892
Net expenses(g)	1.22	%(h)	1.23%		1.25	%(h)
Gross expenses	1.78	%(h)	1.69%		1.72	%(h)
Net investment income	3.27	%(h)	3.81%		3.52	%(h)
Portfolio turnover rate	35%		37%		58%

*	From commencement of operations on February 10, 2014 through November 30, 2014.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	Generally accepted accounting principles require adjustments to be made to the net assets of the Fund for financial reporting purposes only, and as such, the total return based on the adjusted net asset value per share at the beginning of the period (reflected above) is different from the total return reported in the average annual return table.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  44

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Emerging Markets Opportunities Fund—Class C
	Six Months Ended May 31, 2016 (Unaudited)		Year Ended November 30, 2015	Period Ended November 30, 2014*
Net asset value, beginning of the period	$9.61		$10.28	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11		0.31	0.23
Net realized and unrealized gain (loss)	(0.00	)(b)(c)	(0.65)	0.29

Total from Investment Operations	0.11		(0.34)	0.52

LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)		(0.25)	(0.24)
Net realized capital gains	—		(0.08)	—

Total Distributions	(0.10)		(0.33)	(0.24)

Net asset value, end of the period	$9.62		$9.61	$10.28

Total return(d)(e)	1.17	%(f)	(3.30)%	5.20	%(f)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$20		$19	$33
Net expenses(g)	1.96	%(h)	1.98%	2.00	%(h)
Gross expenses	2.53	%(h)	2.44%	2.46	%(h)
Net investment income	2.38	%(h)	3.10%	2.82	%(h)
Portfolio turnover rate	35%		37%	58%

*	From commencement of operations on February 10, 2014 through November 30, 2014.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

45  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Emerging Markets Opportunities Fund—Class N
	Six Months Ended May 31, 2016 (Unaudited)		Year Ended November 30, 2015	Period Ended November 30, 2014*
Net asset value, beginning of the period	$9.63		$10.30	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.16		0.40	0.33
Net realized and unrealized gain (loss)	(0.00	)(b)(c)	(0.63)	0.28

Total from Investment Operations	0.16		(0.23)	0.61

LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)		(0.36)	(0.31)
Net realized capital gains	—		(0.08)	—

Total Distributions	(0.15)		(0.44)	(0.31)

Net asset value, end of the period	$9.64		$9.63	$10.30

Total return(d)	1.70	%(e)	(2.27)%	6.18	%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1		$1	$1
Net expenses(f)	0.95	%(g)	0.95%	0.95	%(g)
Gross expenses	14.69	%(g)	15.03%	8.10	%(g)
Net investment income	3.40	%(g)	4.08%	3.97	%(g)
Portfolio turnover rate	35%		37%	58%

*	From commencement of operations on February 10, 2014 through November 30, 2014.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  46

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Emerging Markets Opportunities Fund—Class Y
	Six Months Ended May 31, 2016 (Unaudited)		Year Ended November 30, 2015		Period Ended November 30, 2014*
Net asset value, beginning of the period	$9.63		$10.30		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.16		0.40		0.32
Net realized and unrealized gain (loss)	(0.00	)(b)(c)	(0.63)		0.29

Total from Investment Operations	0.16		(0.23)		0.61

LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)		(0.36)		(0.31)
Net realized capital gains	—		(0.08)		—

Total Distributions	(0.15)		(0.44)		(0.31)

Net asset value, end of the period	$9.64		$9.63		$10.30

Total return(d)	1.69	%(e)(f)	(2.28	)%(f)	6.18	%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$24,318		$24,453		$28,213
Net expenses(g)	0.96	%(h)	0.98%		1.00	%(h)
Gross expenses	1.53	%(h)	1.44%		1.47	%(h)
Net investment income	3.39	%(h)	4.09%		3.87	%(h)
Portfolio turnover rate	35%		37%		58%

*	From commencement of operations on February 10, 2014 through November 30, 2014.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	Generally accepted accounting principles require adjustments to be made to the net assets of the Fund for financial reporting purposes only, and as such, the total return based on the adjusted net asset value per share at the beginning of the period (reflected above) is different from the total return reported in the average annual return table.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

47  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Global Growth Fund—Class A
	Period Ended May 31, 2016 (Unaudited)*
Net asset value, beginning of the period	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.03
Net realized and unrealized gain (loss)	0.27

Total from Investment Operations	0.30

LESS DISTRIBUTIONS FROM:
Net investment income	—
Net realized capital gains	—

Total Distributions	—

Net asset value, end of the period	$10.30

Total return(b)	3.00	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$105
Net expenses	1.30	%(d)(e)
Gross expenses	3.33	%(e)
Net investment income	1.63	%(e)
Portfolio turnover rate	0%

*	From commencement of operations on March 31, 2016 through May 31, 2016.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower. Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  48

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Global Growth Fund—Class C
	Period Ended May 31, 2016 (Unaudited)*
Net asset value, beginning of the period	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.01
Net realized and unrealized gain (loss)	0.28

Total from Investment Operations	0.29

LESS DISTRIBUTIONS FROM:
Net investment income	—
Net realized capital gains	—

Total Distributions	—

Net asset value, end of the period	$10.29

Total return(b)	2.90	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1
Net expenses	2.05	%(d)(e)
Gross expenses	3.79	%(e)
Net investment income	0.62	%(e)
Portfolio turnover rate	0%

*	From commencement of operations on March 31, 2016 through May 31, 2016.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower. Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

49  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Global Growth Fund—Class Y
	Period Ended May 31, 2016 (Unaudited)*
Net asset value, beginning of the period	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.03
Net realized and unrealized gain (loss)	0.28

Total from Investment Operations	0.31

LESS DISTRIBUTIONS FROM:
Net investment income	—
Net realized capital gains	—

Total Distributions	—

Net asset value, end of the period	$10.31

Total return	3.10	%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$8,060
Net expenses	1.05	%(c)(d)
Gross expenses	2.96	%(d)
Net investment income	1.66	%(d)
Portfolio turnover rate	0%

*	From commencement of operations on March 31, 2016 through May 31, 2016.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower. Periods less than one year are not annualized.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  50

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Select Fund—Class A
	Six Months Ended May 31, 2016 (Unaudited)		Year Ended November 30, 2015	Year Ended November 30, 2014		Year Ended November 30, 2013		Period Ended November 30, 2012*
Net asset value, beginning of the period	$14.82		$14.78	$14.22		$10.50		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.02		0.01	(0.01)		0.01	(b)	(0.00	)(c)
Net realized and unrealized gain (loss)	(0.02	)(d)	0.47	2.01		3.94		0.50

Total from Investment Operations	0.00		0.48	2.00		3.95		0.50

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(c)	—	(0.01)		—		—
Net realized capital gains	(0.30)		(0.44)	(1.43)		(0.23)		—

Total Distributions	(0.30)		(0.44)	(1.44)		(0.23)		—

Net asset value, end of the period	$14.52		$14.82	$14.78		$14.22		$10.50

Total return(e)	(0.02	)%(f)	3.31%	15.31	%(g)	38.44	%(b)(g)	5.00	%(f)(g)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$19,203		$15,794	$11,182		$9,468		$777
Net expenses	1.38	%(h)(i)(j)	1.40%	1.40	%(k)	1.40	%(k)	1.40	%(j)(k)
Gross expenses	1.38	%(h)(i)(j)	1.40%	1.62%		1.96%		3.36	%(j)
Net investment income (loss)	0.22	%(j)	0.05%	(0.08)%		0.05	%(b)	(0.11	)%(j)
Portfolio turnover rate	34%		35%	64%		112%		72%

*	From commencement of operations on June 29, 2012 through November 30, 2012.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.01), total return would have been 38.24%, and the ratio of net investment loss to average net assets would have been (0.07)%.
(c)	Amount rounds to less than $0.01 per share.
(d)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(e)	A sales charge for Class A shares is not reflected in total return calculations.
(f)	Periods less than one year are not annualized.
(g)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(h)	Includes dividend expenses for securities sold short of 0.01%.
(i)	Includes fee/expense recovery of less than 0.01%.
(j)	Computed on an annualized basis for periods less than one year.
(k)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

51  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Select Fund—Class C
	Six Months Ended May 31, 2016 (Unaudited)		Year Ended November 30, 2015	Year Ended November 30, 2014		Year Ended November 30, 2013		Period Ended November 30, 2012*
Net asset value, beginning of the period	$14.44		$14.52	$14.07		$10.47		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.04)		(0.10)	(0.11)		(0.08	)(b)	(0.03)
Net realized and unrealized gain (loss)	(0.01	)(c)	0.46	1.99		3.91		0.50

Total from Investment Operations	(0.05)		0.36	1.88		3.83		0.47

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	—		—		—
Net realized capital gains	(0.30)		(0.44)	(1.43)		(0.23)		—

Total Distributions	(0.30)		(0.44)	(1.43)		(0.23)		—

Net asset value, end of the period	$14.09		$14.44	$14.52		$14.07		$10.47

Total return(d)	(0.38	)%(e)	2.52%	14.54	%(f)	37.38	%(b)(f)	4.70	%(e)(f)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$8,145		$5,607	$2,955		$1,118		$159
Net expenses	2.12	%(g)(h)(i)	2.15%	2.15	%(j)	2.15	%(j)	2.15	%(h)(j)
Gross expenses	2.12	%(g)(h)(i)	2.15%	2.35%		2.76%		4.48	%(h)
Net investment loss	(0.53	)%(h)	(0.69)%	(0.84)%		(0.62	)%(b)	(0.78	)%(h)
Portfolio turnover rate	34%		35%	64%		112%		72%

*	From commencement of operations on June 29, 2012 through November 30, 2012.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.09), total return would have been 37.28%, and the ratio of net investment loss to average net assets would have been (0.75)%.
(c)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(g)	Includes dividend expenses for securities sold short of less than 0.01%.
(h)	Computed on an annualized basis for periods less than one year.
(i)	Includes fee/expense recovery of less than 0.01%.
(j)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

|  52

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Select Fund—Class Y
	Six Months Ended May 31, 2016 (Unaudited)		Year Ended November 30, 2015	Year Ended November 30, 2014		Year Ended November 30, 2013		Period Ended November 30, 2012*
Net asset value, beginning of the period	$14.90		$14.83	$14.24		$10.51		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.03		0.05	0.02		0.04	(b)	(0.00	)(c)
Net realized and unrealized gain (loss)	(0.01	)(d)	0.47	2.03		3.94		0.51

Total from Investment Operations	0.02		0.52	2.05		3.98		0.51

LESS DISTRIBUTIONS FROM:
Net investment income	(0.03)		(0.01)	(0.03)		(0.02)		—
Net realized capital gains	(0.30)		(0.44)	(1.43)		(0.23)		—

Total Distributions	(0.33)		(0.45)	(1.46)		(0.25)		—

Net asset value, end of the period	$14.59		$14.90	$14.83		$14.24		$10.51

Total return	0.11	%(e)	3.56%	15.66	%(f)	38.80	%(b)(f)	5.10	%(e)(f)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$89,558		$78,483	$54,095		$14,211		$6,759
Net expenses	1.12	%(g)(h)(i)	1.15%	1.15	%(j)	1.15	%(j)	1.15	%(h)(j)
Gross expenses	1.12	%(g)(h)(i)	1.15%	1.33%		1.80%		3.46	%(h)
Net investment income (loss)	0.45	%(h)	0.31%	0.16%		0.33	%(b)	(0.10	)%(h)
Portfolio turnover rate	34%		35%	64%		112%		72%

*	From commencement of operations on June 29, 2012 through November 30, 2012.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.02, total return would have been 38.61%, and the ratio of net investment income to average net assets would have been 0.15%.
(c)	Amount rounds to less than $0.01 per share.
(d)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(e)	Periods less than one year are not annualized.
(f)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(g)	Includes dividend expenses for securities sold short of less than 0.01%.
(h)	Computed on an annualized basis for periods less than one year.
(i)	Includes fee/expense recovery of less than 0.01%.
(j)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

53  |

Notes to Financial Statements

May 31, 2016 (Unaudited)

1.  Organization.  Natixis Funds Trust II (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles Dividend Income Fund (the “Dividend Income Fund”)

Loomis Sayles Emerging Markets Opportunities Fund (the “Emerging Markets Opportunities Fund”)

Loomis Sayles Global Growth Fund (the “Global Growth Fund”)

Vaughan Nelson Select Fund (the “Select Fund”)

The Global Growth Fund commenced operations on March 31, 2016 via contribution to the Fund by Natixis Global Asset Management, L.P. (“Natixis US”) and affiliates of $5,002,000.

Each Fund is a diversified investment company, except for Emerging Markets Opportunities Fund and Select Fund, which are non-diversified investment companies.

Each Fund offers Class A, Class C and Class Y shares. In addition, Emerging Markets Opportunities Fund offers Class N shares. Class A shares are sold with a maximum front-end sales charge of 5.75% for Dividend Income Fund, Global Growth Fund and Select Fund and 4.25% for Emerging Markets Opportunities Fund. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered to investors with an initial minimum investment of $1,000,000. Class Y shares are intended for institutional investors with a minimum initial investment of $100,000, though some categories of investors are exempted from the minimum investment amount as outlined in the Funds’ prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees and, for Emerging Markets Opportunities Fund Class A, Class C and Class Y, collectively, and Class N, individually, transfer agent fees). In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

|  54

Notes to Financial Statements (continued)

May 31, 2016 (Unaudited)

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Domestic exchange-traded single name equity option contracts (including options on exchange-traded funds) are valued at the mean of the National Best Bid and Offer quotations.

55  |

Notes to Financial Statements (continued)

May 31, 2016 (Unaudited)

Over-the-counter (“OTC”) options on exchange-traded funds (“ETFs”) and currency options are valued at the mid price (between the bid price and the ask price) supplied by an independent pricing service, if available. Options on ETFs and currency options not priced through an independent pricing service are valued based on quotations obtained from broker-dealers. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service. Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively. Centrally cleared swap agreements are valued at settlement prices of the clearinghouse on which the contracts were traded or prices obtained from broker-dealers. Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service. Bilateral interest rate swaps are valued based on prices supplied by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s Net Asset Value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of May 31, 2016, securities held by the Fund were fair valued as follows:

Fund	Equity securities[1]	Percentage of Net Assets	Illiquid securities[2]	Percentage of Net Assets	Other fair valued securities[3]	Percentages of Net Assets
Dividend Income Fund	$—	—	$308,500	1.0%	$42,000	0.1%
Global Growth Fund	3,134,925	38.4%	—	—	—	—

[1]

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

[2]	Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.
[3]	Fair valued by the Fund’s advisor.

|  56

Notes to Financial Statements (continued)

May 31, 2016 (Unaudited)

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Short Sales.  Certain Funds may enter into short sales of securities. A short sale is a transaction in which a Fund sells a security it does not own, usually in anticipation of a decline in the fair market value of the security. To sell a security short, a Fund typically borrows that security from a prime broker and delivers it to the short sale counterparty. Short sale proceeds are held by the prime broker until the short position is closed out and are reflected as due from broker in the Statements of Assets and Liabilities. When closing out a short position, a Fund will have to purchase the security it originally sold short. The value of short sales is reflected as a liability in the Statements of Assets and Liabilities and is marked-to-market daily. A Fund will realize a profit from closing out a short position if the price of the security sold short has declined since the short position was opened; a Fund will realize a loss from closing out a short position if the value of the shorted security has risen since the short position was opened. Because there is no upper limit on the price to which a security can rise, short selling exposes a Fund to potentially unlimited losses. Ordinarily, a Fund will pay interest to borrow securities and will have to repay the lender any dividends that accrue on the security while the loan is outstanding. The Funds intend to cover their short sale transactions by segregating or earmarking liquid assets, such that the segregated/earmarked amount, combined with assets pledged to the prime broker as collateral, equals the current market value of the securities underlying the short sale.

d.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses

57  |

Notes to Financial Statements (continued)

May 31, 2016 (Unaudited)

arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Funds have net losses, reduce or eliminate the amount of income available to be distributed by the Funds.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce or eliminate the amount of income available to be distributed by the Funds.

During the six months ended May 31, 2016, the amount of income available to be distributed by the Emerging Markets Opportunities Fund was reduced by $47,548 as a result of losses arising from changes in exchange rates.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

e.  Forward Foreign Currency Contracts.  Certain Funds may enter into forward foreign currency contracts, including forward foreign cross currency contracts to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts.

f.  Futures Contracts.  Certain Funds may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

|  58

Notes to Financial Statements (continued)

May 31, 2016 (Unaudited)

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset (liability) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

g.  Option Contracts.  Certain Funds may enter into option contracts. When a Fund purchases an option, it pays a premium and the option is subsequently marked-to-market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

When a Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised are deducted from the cost or added to the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid on effecting a closing purchase transaction, including commissions, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized

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Notes to Financial Statements (continued)

May 31, 2016 (Unaudited)

loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument underlying the written option.

Exchange-traded options contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced. OTC options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option.

h.  Swaptions.  Certain Funds may enter into interest rate swaptions. An interest rate swaption gives the holder the right, but not the obligation, to enter into or cancel an interest rate swap agreement at a future date. Interest rate swaptions may be either purchased or written. The buyer of an interest rate swaption may purchase either the right to receive a fixed rate in the underlying swap (known as a “receiver swaption”) or to pay a fixed rate (known as a “payer swaption”), based on the notional amount of the swap agreement, in exchange for a floating rate. The notional amounts of swaptions are not recorded in the financial statements.

When a Fund purchases an interest rate swaption, it pays a premium and the swaption is subsequently marked-to-market to reflect current value. Premiums paid for purchasing interest rate swaptions which expire are treated as realized losses. Premiums paid for purchasing interest rate swaptions which are exercised are added to the cost or deducted from the proceeds on the underlying swap to determine the realized gain or loss. If a Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing interest rate swaptions is limited to the premium paid.

When a Fund writes an interest rate swaption, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current value. Premiums received for written interest rate swaptions which expire are treated as realized gains. Premiums received for written interest rate swaptions which are exercised are deducted from the cost or added to the proceeds on the underlying swap to determine the realized gain or loss. If a Fund enters into a closing purchase transaction, the difference between the premium received and any amount paid on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the premium received is less than the amount paid, as a realized loss. A Fund, as writer of a written interest rate swaption, bears the risk of an unfavorable change in the market value of the swap underlying the written interest rate swaption.

Over-the-counter interest rate swaptions are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the swaption.

i.  Swap Agreements.  Certain Funds may enter into credit default and interest rate swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference

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Notes to Financial Statements (continued)

May 31, 2016 (Unaudited)

obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Funds may be either the protection buyer or the protection seller. As a protection buyer, the Funds have the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Funds have the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Funds may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

Implied credit spreads, represented in absolute terms, are disclosed in the Portfolio of Investments for those agreements for which the Fund is the protection seller. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

The notional amounts of swap agreements are not recorded in the financial statements. Swap agreements are valued daily, and fluctuations in value are recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded in the Statements of Assets and Liabilities as fees receivable or payable. When received or paid, fees are recorded in the Statements of Operations as realized gain or loss. Upfront premiums paid or received by the Funds are recorded on the

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Notes to Financial Statements (continued)

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Statements of Assets and Liabilities as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Funds as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. The Funds cover their net obligations under outstanding swap agreements by segregating or earmarking cash or securities.

j.  Due from Brokers.  Transactions and positions in certain options, futures and swap agreements are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Funds and the various broker/dealers. The due from brokers balance in the Statements of Assets and Liabilities for Emerging Markets Opportunities Fund represents cash pledged as collateral for options and bilateral swap agreements and as initial margin for futures contracts. The due from broker balance in the Statement of Assets and Liabilities for Select Fund represents short sale proceeds held at the broker. In certain circumstances the Fund’s use of cash held at brokers is restricted by regulation or broker mandated limits.

k.  Federal and Foreign Income Taxes.  The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of May 31, 2016 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years, where applicable, remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

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Notes to Financial Statements (continued)

May 31, 2016 (Unaudited)

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

l.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency gains and losses, paydown gains and losses, return of capital and capital gain distributions received, distribution re-designations, contingent payment debt instruments, convertible bonds, interest rate swaps and premium amortization. Permanent book and tax basis differences relating to shareholder distributions, net investment income, and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales, premium amortization, contingent payment debt instruments, futures and forward foreign currency contracts mark-to-market, swaps, partnerships, return of capital distributions received and convertible bonds. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

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Notes to Financial Statements (continued)

May 31, 2016 (Unaudited)

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended November 30, 2015 was as follows:

	2015 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Dividend Income Fund	$1,415,966	$2,082,785	$3,498,751
Emerging Markets Opportunities Fund	1,238,401	87,218	1,325,619
Select Fund	705,982	1,412,804	2,118,786

Differences between these amounts and those reported in the Statements of Changes in Net Assets are primarily attributable to different book and tax treatment for short-term capital gains.

As of November 30, 2015, capital loss carryforwards and post-October capital loss deferrals were as follows:

	Dividend Income Fund	Emerging Markets Opportunities Fund	Select Fund
Capital loss carryforward:
Short-term:
No expiration date	$—	$(503,527)	$—
Long-term:
No expiration date	—	(131,613)	—

Total capital loss carryforward	$—	$(635,140)	$—

Post-October capital loss deferrals*	$—	$—	$(2,006,489)

*	Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31, may be deferred and treated as occurring on the first day of the following taxable year. Select Fund is deferring short-term and long-term capital losses that occurred after October 31, 2015.

As of May 31, 2016, unrealized appreciation (depreciation) on a tax basis was approximately as follows:

	Dividend Income Fund	Emerging Markets Opportunities Fund	Global Growth Fund	Select Fund
Unrealized appreciation (depreciation)
Investments	$672,319	$(69,667)	$228,725	$7,721,789
Foreign currency translations	—	(51,243)	(101)	—

Total unrealized appreciation (depreciation)	$672,319	$(120,910)	$228,624	$7,721,789

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Notes to Financial Statements (continued)

May 31, 2016 (Unaudited)

Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes.

m.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of May 31, 2016, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

n.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Financial Statements (continued)

May 31, 2016 (Unaudited)

The Funds’ pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Funds by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2016, at value:

Dividend Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Common Stocks(a)	$28,565,239	$—	$—		$28,565,239
Preferred Stocks
Pharmaceuticals	482,301	423,250	—		905,551
Integrated Energy	461,364	—	—		461,364

Total Preferred Stocks	943,665	423,250	—		1,366,915

Bonds and Notes
Chemicals	—	—	42,000	(b)	42,000
All Other Bonds and Notes(a)	—	1,207,444	—		1,207,444

Total Bonds and Notes	—	1,207,444	42,000		1,249,444

Short-Term Investments	—	1,082,104	—		1,082,104

Total	$29,508,904	$2,712,798	$42,000		$32,263,702

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$(8,982)	$—	$—	$(8,982)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Fair valued by the Fund’s adviser.

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Notes to Financial Statements (continued)

May 31, 2016 (Unaudited)

For the six months ended May 31, 2016, there were no transfers among Levels 1, 2 and 3.

Emerging Markets Opportunities Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$—	$21,535,620	$—	$21,535,620
Senior Loans(a)	—	100,536	—	100,536
Purchased Options(a)	40,430	—	—	40,430
Short-Term Investments	—	2,407,747	—	2,407,747

Total Investments	40,430	24,043,903	—	24,084,333

Forward Foreign Currency Contracts (unrealized appreciation)	—	28,937	—	28,937

Total	$40,430	$24,072,840	$—	$24,113,270

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bilateral Credit Default Swap Agreements (unrealized depreciation)	$—	$(44,047)	$—	$(44,047)
Forward Foreign Currency Contracts (unrealized depreciation)	—	(31,696)	—	(31,696)

Total	$—	$(75,743)	$—	$(75,743)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended May 31, 2016, there were no transfers among Levels 1, 2 and 3.

Global Growth Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Denmark	$—	$320,167	$—	$320,167
France	—	526,990	—	526,990
Germany	—	316,974	—	316,974
Ireland	—	241,420	—	241,420
Italy	—	106,454	—	106,454
Sweden	—	113,504	—	113,504
Switzerland	—	750,869	—	750,869
United Kingdom	—	516,909	—	516,909
United States	3,984,708	241,638	—	4,226,346
All Other Common Stocks(a)	960,907	—	—	960,907

Total	$4,945,615	$3,134,925	$—	$8,080,540

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

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Notes to Financial Statements (continued)

May 31, 2016 (Unaudited)

For the period ended May 31, 2016, there were no transfers among Levels 1, 2 and 3.

Select Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$110,344,843	$—	$—	$110,344,843
Short-Term Investments	—	6,035,599	—	6,035,599

Total	$110,344,843	$6,035,599	$—	$116,380,442

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks Sold Short(a)	$(2,832,832)	$—	$—	$(2,832,832)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended May 31, 2016, there were no transfers among Levels 1, 2 and 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of November 30, 2015 and/or May 31, 2016:

Dividend Income Fund

Asset Valuation Inputs

Investments in Securities	Balance as of November 30, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Chemicals	$48,840	$804	$—	$(7,644)	$—

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at May 31, 2016
Bonds and Notes
Chemicals	$ —	$—	$—	$42,000	$(7,644)

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Notes to Financial Statements (continued)

May 31, 2016 (Unaudited)

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that Dividend Income Fund, Emerging Markets Opportunities Fund and Select Fund used during the period include forward foreign currency contracts, futures contracts, option contracts, swaptions and swap agreements.

Dividend Income Fund is subject to the risk of unpredictable declines in the value of individual equity securities and periods of below average performance in individual securities or in the equity market as a whole. The Fund may use purchased put options and written call options to hedge against a decline in value of an equity security that it owns and may use written put options to offset the cost of options used for hedging purposes. The Fund may also use purchased call options, written call options and written put options for investment purposes. During the six months ended May 31, 2016, the Fund engaged in written call option transactions for hedging purposes and written put option transactions for investment purposes.

Emerging Markets Opportunities Fund seeks to provide high total investment return through a combination of high current income and capital appreciation. The Fund pursues its objective by generally obtaining its long investment exposures through direct cash investments and derivatives and short investment exposures substantially through derivatives, including forward foreign currency contracts, futures contracts, option contracts, swaptions and swap agreements. During the six months ended May 31, 2016, the Fund used forward foreign currency contracts, futures contracts, purchased call options, written put options, interest rate swaptions and credit default swap agreements (as a protection seller) to gain investment exposures in accordance with its objective.

Emerging Markets Opportunities Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts, interest rate swaptions and interest rate swap agreements to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the six months ended May 31, 2016, the Fund engaged in interest rate swaptions for hedging purposes and futures contracts and interest rate swap agreements to manage duration.

Emerging Markets Opportunities Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts and option contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. During the six months ended May 31, 2016, the Fund engaged in purchased put options for hedging purposes.

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Notes to Financial Statements (continued)

May 31, 2016 (Unaudited)

Emerging Markets Opportunities Fund is subject to the risk that companies in which the Fund invests will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund. The Fund may use credit default swaps, as a protection buyer, to hedge its credit exposure to issuers of bonds it holds without having to sell the bonds. During the six months ended May 31, 2016, the Fund engaged in credit default swap transactions (as a protection buyer) to hedge its credit exposure.

Select Fund is subject to the risk of unpredictable declines in the value of individual equity securities and periods of below average performance in individual securities or in the equity market as a whole. The Fund may use written call options to hedge against a decline in value of an equity security that it owns and may use written put options to offset the cost of options used for hedging purposes. The Fund may also use written call options and written put options for investment purposes. During the six months ended May 31, 2016, the Fund engaged in written call option transactions for investment purposes.

The following is a summary of derivative instruments for Dividend Income Fund as of May 31, 2016, as reflected within the Statements of Assets and Liabilities:

Liabilities	Options written at value
Exchange-traded/cleared liability derivatives
Equity contracts	$(8,982)

Transactions in derivative instruments for Dividend Income Fund during the six months ended May 31, 2016, as reflected within the Statements of Operations, were as follows:

Net Realized Gain (Loss) on:	Options written
Equity contracts	$38,966

Net Change in Unrealized Appreciation (Depreciation) on:	Options written
Equity contracts	$22,400

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Notes to Financial Statements (continued)

May 31, 2016 (Unaudited)

The following is a summary of derivative instruments for Emerging Markets Opportunities Fund as of May 31, 2016, as reflected within the Statements of Assets and Liabilities:

	Investments at value[1]	Unrealized appreciation on forward foreign currency contracts	Swap agreements at value[2]	Total
Assets
Over-the-counter asset derivatives
Foreign exchange contracts	$—	$28,937	$—	$28,937

Total over-the-counter asset derivatives	$—	$28,937	$—	$28,937

Exchange-traded/cleared asset derivatives
Equity contracts	$40,430	$—	$—	$40,430

Total exchange traded/cleared asset derivatives	$40,430	$—	$—	$40,430

Total asset derivatives	$40,430	$28,937	$—	$69,367

	Unrealized depreciation on forward foreign currency contracts	Swap agreements at value[2]	Total
Liabilities
Over-the-counter liability derivatives
Foreign exchange contracts	$(31,696)	$—	$(31,696)
Credit contracts	—	(429,304)	(429,304)

Total over-the-counter liability derivatives	$(31,696)	$(429,304)	$(461,000)

Total liability derivatives	$(31,696)	$(429,304)	$(461,000)

[1]	Represents purchased options, at value.
[2]

Represents swap agreements, at value. Market value of swap agreements is reported in the Portfolio of Investments along with the unamortized upfront premium paid (received), if any, and unrealized appreciation (depreciation) on each individual contract. Unrealized appreciation (depreciation) and upfront premiums paid (received) are reported within the Statements of Assets and Liabilities.

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Notes to Financial Statements (continued)

May 31, 2016 (Unaudited)

Transactions in derivative instruments for Emerging Markets Opportunities Fund during the six months ended May 31, 2016, as reflected within the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Investments[4]	Futures contracts	Options/ swaptions written	Swap agreements	Foreign currency transactions[5]
Interest rate contracts	$—	$33,321	$4,283	$5,452	$—
Foreign exchange contracts	(128,311)	—	16,665	—	(76,008)
Credit contracts	—	—	—	102,519
Commodity contracts	—	26,282	—	—	—
Equity contracts	3,614	(80,239)	1,394	—	—

Total	$(124,697)	$(20,636)	$22,342	$107,971	$(76,008)

Net Change in Unrealized Appreciation (Depreciation) on:	Investments[4]	Futures contracts	Options/ swaptions written	Swap agreements	Foreign currency translations[5]
Interest rate contracts	$—	$(4,503)	$—	$—	$—
Foreign exchange contracts	52,147	—	—	—	12,980
Credit contracts	—	—	—	(52,420)	—
Equity contracts	18,439	—	—	—	—

Total	$70,586	$(4,503)	$—	$(52,420)	$12,980

[4]	Represents realized gain (loss) and change in unrealized appreciation (depreciation), respectively, for purchased options during the period.
[5]

Represents realized loss and change in unrealized appreciation (depreciation), respectively, for forward foreign currency contracts during the period. Does not include other foreign currency gains or losses included in the Statements of operations.

Transactions in derivative instruments for Select Fund during the six months ended May 31, 2016, as reflected within the Statements of Operations, were as follows:

Net Realized Gain (Loss) on:	Options written
Equity contracts	$28,382

Net Change in Unrealized Appreciation (Depreciation) on:	Options written
Equity contracts	$—

As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

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Notes to Financial Statements (continued)

May 31, 2016 (Unaudited)

The volume of option contract activity, as a percentage of net assets, for Dividend Income Fund, based on month-end market values of underlying securities, at absolute value, was as follows for the six months ended May 31, 2016:

Dividend Income Fund**	Call Options Written	Put Options Written
Average Market Value of Underlying Securities	1.97%	1.45%
Highest Market Value of Underlying Securities	2.56%	2.79%
Lowest Market Value of Underlying Securities	1.38%	0.41%
Market Value of Underlying Securities as of May 31, 2016	2.56%	2.79%

The volume of option contract activity, as a percentage of net assets, for Emerging Markets Opportunities Fund, based on month-end market values of underlying securities, at absolute value, was as follows for the six months ended May 31, 2016:

Emerging Markets Opportunities Fund**	Call Options Purchased	Put Options Purchased	Put Options Written
Average Market Value of Underlying Securities	7.76%	8.07%	2.65%
Highest Market Value of Underlying Securities	18.55%	14.59%	8.87%
Lowest Market Value of Underlying Securities	3.05%	2.86%	0.00%
Market Value of Underlying Securities as of May 31, 2016	3.05%	3.00%	0.00%

The volume of option contract activity, as a percentage of net assets, for Select Fund, based on month-end market values of underlying securities, at absolute value, was as follows for the six months ended May 31, 2016:

Select Fund**	Call Options Written
Average Market Value of Underlying Securities	0.43%
Highest Market Value of Underlying Securities	2.93%
Lowest Market Value of Underlying Securities	0.00%
Market Value of Underlying Securities as of May 31, 2016	0.00%

**	Market value of underlying instruments is determined as follows: for securities by multiplying option shares by the price of the option’s underlying security, as determined by the Fund’s Pricing Policies and Procedures and for currencies by multiplying par value by the strike price and dividing by the foreign currency exchange rate.

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Notes to Financial Statements (continued)

May 31, 2016 (Unaudited)

The volume of forward foreign currency contract, futures contract and swap agreement activity, as a percentage of net assets, for Emerging Markets Opportunities Fund, based on gross month-end notional amounts outstanding during the period, including long and short positions, at absolute value, was as follows for the six months ended May 31, 2016:

Emerging Markets Opportunities Fund	Forwards	Futures	Credit Default Swaps	Interest Rate Swaps
Average Notional Amount Outstanding	20.73%	3.61%	14.53%	1.24%
Highest Notional Amount Outstanding	27.83%	7.77%	28.24%	2.27%
Lowest Notional Amount Outstanding	12.70%	0.00%	4.77%	0.00%
Notional Amount Outstanding as of May 31, 2016	20.66%	0.00%	19.07%	0.00%

Notional amounts outstanding at the end of the prior period are included in the average notional amount outstanding.

Unrealized gain and/or loss on open forwards, futures and swaps is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forward, futures and swap contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.

The volume of interest rate swaption activity, as a percentage of net assets for Emerging Markets Opportunities Fund, based on average premiums paid or received during the period, including long and short positions at absolute value, was as follows for the six months ended May 31, 2016:

Emerging Markets Opportunities Fund	Interest Rate Call Swaptions Written
Average Premium Paid/Received	0.01%
Highest Premium Paid/Received	0.02%
Lowest Premium Paid/Received	0.00%
Premium Paid/Received as of May 31, 2016	0.00%

The following is a summary of Dividend Income Fund’s written option activity:

Dividend Income Fund	Number of Contracts	Premiums
Outstanding at November 30, 2015	55	$4,468
Options written	888	78,164
Options terminated in closing purchase transactions	(174)	(14,657)
Options exercised	(84)	(10,178)
Options expired	(349)	(29,255)

Outstanding at May 31, 2016	336	$28,542

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Notes to Financial Statements (continued)

May 31, 2016 (Unaudited)

The following is a summary of Emerging Markets Opportunities Fund’s written option activity (excluding foreign currency options):

Emerging Markets Opportunities Fund	Number of Contracts	Premiums
Outstanding at November 30, 2015	—	$—
Options written	150	10,981
Options terminated in closing purchase transactions	(150)	(10,981)

Outstanding at May 31, 2016	—	$—

The following is a summary of Emerging Markets Opportunities Fund’s foreign currency written option activity:

Emerging Markets Opportunities Fund	Units of Currency	Premiums
Outstanding at November 30, 2015	—	$—
Options written	2,000,000	18,653
Options terminated in closing purchase transactions	(500,000)	(7,550)
Options expired	(1,500,000)	(11,103)

Outstanding at May 31, 2016	—	$—

The following is a summary of Emerging Markets Opportunities Fund’s written interest rate swaption activity:

Emerging Markets Opportunities Fund	Notional Amount	Premiums
Outstanding at November 30, 2015	$—	$—
Swaptions written	8,000,000	3,970
Swaptions expired	(8,000,000)	(3,970)

Outstanding at May 31, 2016	$—	$—

The following is a summary of Select Fund’s written option activity:

Select Fund	Number of Contracts	Premiums
Outstanding at November 30, 2015	—	$—
Options written	305	33,096
Options terminated in closing purchase transactions	(105)	(9,490)
Options expired	(200)	(23,606)

Outstanding at May 31, 2016	—	$—

OTC derivatives, including forward foreign currency contracts, and swap agreements, are entered into pursuant to International Swaps and Derivatives Association, Inc.

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Notes to Financial Statements (continued)

May 31, 2016 (Unaudited)

(“ISDA”) agreements negotiated between the Funds and their counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by a Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Funds and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Funds or the counterparty. The Funds’ ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of a Fund declines beyond a certain threshold. For financial reporting purposes, the Funds do not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities.

As of May 31, 2016, gross amounts of OTC derivative assets and liabilities not offset in the Statements of Assets and Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:

Emerging Markets Opportunities Fund

Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America, N.A.	$6,659	$(6,659)	$—	$—	$—
Credit Suisse International	11,995	(10,517)	1,478	—	1,478
Morgan Stanley & Co.	10,283	(10,070)	213	—	213

	$28,937	$(27,246)	$1,691	$—	$1,691

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America, N.A.	$(11,109)	$6,659	$(4,450)	$—	$(4,450)
Barclays Bank PLC	(91,341)	—	(91,341)	—	(91,341)
Citibank, N.A.	(337,963)	—	(337,963)	337,963	—
Credit Suisse International	(10,517)	10,517	—	—	—
Morgan Stanley & Co.	(10,070)	10,070	—	—	—

	$(461,000)	$27,246	$(433,754)	$337,963	$(95,791)

The actual collateral received or pledged, if any, may exceed the amounts shown in the table due to overcollateralization. Timing differences may exist between when contracts under the ISDA agreements are marked-to-market and when collateral

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Notes to Financial Statements (continued)

May 31, 2016 (Unaudited)

moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank and Trust Company (“State Street Bank”).

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. Based on balances reflected on each Fund’s Statement of Assets and Liabilities, the following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the applicable Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the applicable Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of May 31, 2016:

Fund	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Dividend Income Fund	$491,623	$491,623
Emerging Markets Opportunities Fund	787,007	421,798

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Notes to Financial Statements (continued)

May 31, 2016 (Unaudited)

5.  Purchases and Sales of Securities.  For the six months ended May 31, 2016, purchases and sales of securities (excluding short-term investments and U.S. Government/Agency securities and including paydowns) were as follows:

Fund	Purchases	Sales
Dividend Income Fund	$13,068,122	$6,630,629
Emerging Markets Opportunities Fund	7,497,293	7,243,684
Global Growth Fund	7,851,815	—
Select Fund	48,347,287	34,089,158

For the six months ended May 31, 2016, short sales and purchases to cover by Funds were as follows:

Fund	Purchases	Sales
Select Fund	$2,224,303	$4,530,758

6. Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to the Funds, except Select Fund. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on average daily net assets:

Fund	Percentage of Average Daily Net Assets
Dividend Income Fund	0.60%
Emerging Markets Opportunities Fund	0.75%
Global Growth Fund	0.80%

NGAM Advisors, L.P. (“NGAM Advisors”) serves as investment adviser to the Select Fund. NGAM Advisors is a wholly-owned subsidiary of Natixis US. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.85%, calculated daily and payable monthly, based on the Fund’s average daily net assets.

NGAM Advisors has entered into a subadvisory agreement with Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”). Under the terms of the subadvisory agreement, the Fund pays a subadvisory fee at the annual rate of 0.53%, calculated daily and payable monthly, based on the Fund’s average daily net assets. Payments to NGAM Advisors are reduced by the amount of payments to Vaughan Nelson.

Loomis Sayles and NGAM Advisors have given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, dividend expenses on securities sold short, taxes, organizational and extraordinary expenses such as litigation and indemnification

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Notes to Financial Statements (continued)

May 31, 2016 (Unaudited)

expenses. These undertakings are in effect until March 31, 2017, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended May 31, 2016, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Dividend Income Fund	1.20%	1.95%	—	0.95%
Emerging Markets Opportunities Fund	1.25%	2.00%	0.95%	1.00%
Global Growth Fund	1.30%	2.05%	—	1.05%
Select Fund	1.40%	2.15%	—	1.15%

Effective July 1, 2016, the expense limits as a percentage of average daily net assets under the expense limitation agreements for Dividend Income Fund and Select Fund are as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
	Class A	Class C	Class Y
Dividend Income Fund	1.10%	1.85%	0.85%
Select Fund	1.30%	2.05%	1.05%

These undertakings are in effect until March 31, 2018, may be terminated before then only with the consent of the Fund’s Board of Trustees, and will be reevaluated on an annual basis.

Loomis Sayles and NGAM Advisors shall be permitted to recover expenses they have borne under the expense limitation agreements (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

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Notes to Financial Statements (continued)

May 31, 2016 (Unaudited)

For the six months ended May 31, 2016, the management fees and waivers of management fees for each Fund were as follows:

Fund	Gross Management Fees	Contractual Waivers of Management Fees[1]	Voluntary Waivers of Management Fees[2]	Net Management Fees	Percentage of Average Daily Net Assets
					Gross	Net
Dividend Income Fund	$82,566	$39,769	$—	$42,797	0.60%	0.31%
Emerging Markets Opportunities Fund	91,459	64,000	4,968	22,491	0.75%	0.18%
Global Growth Fund	10,344	10,344	—	—	0.80%	—
Select Fund	446,453	—	—	446,453	0.85%	0.85%

[1]	Contractual management fee waivers are subject to possible recovery until November 30, 2017.
[2]	Voluntary management fee waivers are not subject to recovery under the expense limitation agreement described above.

In addition, the investment adviser reimbursed non-class specific expenses of Global Growth Fund the amount of $14,394 for the six months ended May 31, 2016.

For the six months ended May 31, 2016, expense reimbursements related to the prior fiscal year were recovered as follows:

Fund	Recovered Expenses
Select Fund	$2,996

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trust. Loomis Sayles’ general partner is indirectly owned by Natixis US.

b.  Service and Distribution Fees.  NGAM Distribution, L.P. (“NGAM Distribution”), which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trust. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Funds of the Trust.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”) and a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”).

Under the Class A Plans, each Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the

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Notes to Financial Statements (continued)

May 31, 2016 (Unaudited)

Fund’s Class A shares, as reimbursement for expenses incurred by NGAM Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plans, each Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by NGAM Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plans, each Fund pays NGAM Distribution a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Class C shares.

For the six months ended May 31, 2016, the service and distribution fees for each Fund were as follows:

	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
Dividend Income Fund	$14,981	$5,379	$16,135
Emerging Markets Opportunities Fund	162	24	73
Global Growth Fund	20	1	1
Select Fund	21,576	8,816	26,448

c.  Administrative Fees.  NGAM Advisors provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts and NGAM Advisors, each Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts and Loomis Sayles Funds Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0350% of the next $30 billion and 0.0325% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts and Loomis Sayles Funds Trusts of $10 million, which is reevaluated on an annual basis.

For the six months ended May 31, 2016, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Dividend Income Fund	$6,080
Emerging Markets Opportunities Fund	5,387
Global Growth Fund	571
Select Fund	23,203

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Notes to Financial Statements (continued)

May 31, 2016 (Unaudited)

d.  Sub-Transfer Agent Fees.  NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses

For the six months ended May 31, 2016, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Dividend Income Fund	$6,835
Global Growth Fund	1
Select Fund	28,703

As of May 31, 2016, the Funds owe NGAM Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Dividend Income Fund	$107
Select Fund	461

Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by NGAM Distribution during the six months ended May 31, 2016 were as follows:

Fund	Commissions
Dividend Income Fund	$2,464
Emerging Markets Opportunities Fund	732
Select Fund	3,630

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Notes to Financial Statements (continued)

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f.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $325,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $155,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $17,500. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $10,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to January 1, 2016, the Chairperson of the Board received a retainer fee at the annual rate of $300,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $130,000. The chairperson of the Governance Committee received an additional retainer fee at the annual rate of $5,000.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts and Loomis Sayles Funds Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

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Notes to Financial Statements (continued)

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g.  Affiliated Ownership.  As of May 31, 2016, Loomis Sayles Employees’ Profit Sharing Retirement Plan (“Retirement Plan”) and Natixis US and affiliates held shares of the Funds representing the following percentages of the Fund’s net assets:

Fund	Retirement Plan	Natixis US	Total Affiliated Ownership
Dividend Income Fund	5.03%	—	5.03%
Emerging Markets Opportunities Fund	—	90.33%	90.33%
Global Growth Fund	—	63.13%	63.13%

Investment activities of affiliated shareholders could have material impacts on the Funds.

h.  Reimbursement of Transfer Agent Fees and Expenses.  Effective April 1, 2015, NGAM Advisors has given a binding contractual undertaking to Emerging Markets Opportunities Fund to reimburse any and all transfer agency expenses for the Fund’s Class N shares. This undertaking is in effect through March 31, 2017 and is not subject to recovery under the expense limitation agreement described above.

For the six months ended May 31, 2016, NGAM Advisors reimbursed the Fund $68 for transfer agency expenses related to Class N shares.

i.  Payment by Affiliates.  During the six months ended May 31, 2016, Loomis Sayles reimbursed Dividend Income Fund $740 in connection with a trading error.

7.  Class-Specific Transfer Agent Fees and Expenses.  For the six months ended May 31, 2016, Emerging Markets Opportunities Fund incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Class A	Class C	Class N	Class Y
Transfer Agent Fees and Expenses	$7	$2	$68	$1,145

Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

8.  Line of Credit.  Effective April 14, 2016, each Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, entered into a 364-day, $400,000,000 syndicated, committed, unsecured line of credit with Citibank, N.A. to be used for temporary or emergency purposes only. Any one Fund may borrow up to the full $400,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time) subject to each Fund’s investment restrictions. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.10% per annum, payable at the end

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Notes to Financial Statements (continued)

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of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and other fees in connection with the new line of credit agreement.

For the six months ended May 31, 2016, none of the Funds had borrowings under these agreements.

Prior to April 14, 2016 each Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, participated in a $150,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund was able to borrow up to the full $150,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate do not exceed the $150,000,000 limit at any time). Interest was charged to each participating Fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 1.25%. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, was accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

9.  Brokerage Commission Recapture.  Certain Funds have entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. All amounts rebated by the brokers are returned to the Funds under such agreements and are included in realized gains on investments on the Statements of Operations. For the six months ended May 31, 2016, amounts rebated under these agreements were as follows:

Fund	Rebates
Dividend Income Fund	$301

10.  Concentration of Risk.  Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

The Emerging Markets Opportunities Fund and Select Fund are non-diversified, which means that they are not limited under the 1940 Act to a percentage of assets that they may invest in any one issuer. Because the Funds may invest in the securities of a limited number of issuers, an investment in the Funds may involve a higher degree of risk than would be present in a diversified portfolio.

Emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions and an issuer’s unwillingness or inability to make principal or interest payments on its obligations. Emerging Markets Opportunities Fund’s investments in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets.

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Notes to Financial Statements (continued)

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11.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of May 31, 2016, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership	Percentage of Affiliated Ownership (Note 6)	Total Percentage of Ownership
Dividend Income Fund	2	35.84%	5.03%	40.87%
Emerging Markets Opportunities Fund	—	—	90.33%	90.33%
Global Growth Fund	2	23.40%	63.13%	86.53%

Omnibus shareholder accounts for which NGAM Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

12.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended May 31, 2016		Year Ended November 30, 2015
Dividend Income Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	317,061	$3,093,381	512,006	$5,938,857
Issued in connection with the reinvestment of distributions	140,177	1,370,987	76,595	888,237
Redeemed	(145,367)	(1,432,849)	(172,200)	(1,965,394)

Net change	311,871	$3,031,519	416,401	$4,861,700

Class C
Issued from the sale of shares	163,477	$1,624,175	243,281	$2,850,657
Issued in connection with the reinvestment of distributions	39,008	380,324	17,190	199,012
Redeemed	(68,365)	(677,335)	(61,574)	(693,371)

Net change	134,120	$1,327,164	198,897	$2,356,298

Class Y
Issued from the sale of shares	627,006	$6,176,223	147,899	$1,736,431
Issued in connection with the reinvestment of distributions	133,895	1,310,521	200,725	2,344,722
Redeemed	(376,576)	(3,657,620)	(1,147,070)	(13,788,331)

Net change	384,325	$3,829,124	(798,446)	$(9,707,178)

Increase (decrease) from capital share transactions	830,316	$8,187,807	(183,148)	$(2,489,180)

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Notes to Financial Statements (continued)

May 31, 2016 (Unaudited)

12.  Capital Shares (continued).

	Six Months Ended May 31, 2016		Year Ended November 30, 2015
Emerging Markets Opportunities Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	23,681	$231,456	60,018	$600,325
Issued in connection with the reinvestment of distributions	232	2,251	16,514	164,398
Redeemed	(1,466)	(14,082)	(736,708)	(7,347,482)

Net change	22,447	$219,625	(660,176)	$(6,582,759)

Class C
Issued from the sale of shares	—	$—	45	$450
Issued in connection with the reinvestment of distributions	22	207	102	1,014
Redeemed	—	—	(1,300)	(12,591)

Net change	22	$207	(1,153)	$(11,127)

Class N
Issued in connection with the reinvestment of distributions	2	$16	5	$46

Net change	2	$16	5	$46

Class Y
Issued from the sale of shares	152,167	$1,456,371	91,181	$914,925
Issued in connection with the reinvestment of distributions	39,203	373,896	115,728	1,145,358
Redeemed	(208,608)	(2,003,682)	(405,726)	(4,073,742)

Net change	(17,238)	$(173,415)	(198,817)	$(2,013,459)

Increase (decrease) from capital share transactions	5,233	$46,433	(860,141)	$(8,607,299)

	Period Ended May 31, 2016*
Global Growth Fund	Shares	Amount
Class A
Issued from the sale of shares	10,166	$102,510
Redeemed	(1)	(10)

Net change	10,165	$102,500

Class C
Issued from the sale of shares	101	$1,010
Issued in connection with the reinvestment of distributions	—	—
Redeemed	(1)	(10)

Net change	100	$1,000

Class Y
Issued from the sale of shares	781,767	$7,815,527
Issued in connection with the reinvestment of distributions	—	—
Redeemed	(1)	(10)

Net change	781,766	$7,815,517

Increase (decrease) from capital share transactions	792,031	$7,919,017

*	From commencement of operations on March 31, 2016 through May 31, 2016.

87  |

Notes to Financial Statements (continued)

May 31, 2016 (Unaudited)

12.  Capital Shares (continued).

	Six Months Ended May 31, 2016		Year Ended November 30, 2015
Select Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	412,880	$5,791,239	494,417	$7,263,911
Issued in connection with the reinvestment of distributions	20,110	292,611	21,192	307,501
Redeemed	(176,562)	(2,498,307)	(206,222)	(3,001,098)

Net change	256,428	$3,585,543	309,387	$4,570,314

Class C
Issued from the sale of shares	233,574	$3,198,026	214,321	$3,070,814
Issued in connection with the reinvestment of distributions	8,415	119,241	6,567	93,508
Redeemed	(52,330)	(701,090)	(36,042)	(521,715)

Net change	189,659	$2,616,177	184,846	$2,642,607

Class Y
Issued from the sale of shares	2,154,183	$30,107,272	3,122,510	$45,979,526
Issued in connection with the reinvestment of distributions	115,600	1,688,911	115,142	1,676,475
Redeemed	(1,399,982)	(19,203,316)	(1,616,997)	(24,110,746)

Net change	869,801	$12,592,867	1,620,655	$23,545,255

Increase (decrease) from capital share transactions	1,315,888	$18,794,587	2,114,888	$30,758,176

13.  Subsequent Event.  Effective at the close of business on July 18, 2016, Dividend Income Fund’s principal investment strategies will be amended and restated as described in the Supplement dated June 17, 2016 to the Prospectus and Summary Prospectus of Dividend Income Fund.

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SEMIANNUAL REPORT

May 31, 2016

Loomis Sayles Senior Floating Rate and Fixed Income Fund

Portfolio Review page 1

Portfolio of Investments page 8

Financial Statements page  18

Notes to Financial Statements page 24

LOOMIS SAYLES SENIOR FLOATING RATE AND FIXED INCOME FUND

Managers:	Symbols:
Kevin J. Perry	Class A LSFAX
John R. Bell	Class C LSFCX
Loomis, Sayles & Company, L.P.	Class Y LSFYX

Investment Goal:

The Fund seeks to provide a high level of current income.

Average Annual Total Returns — May 31, 20164

	6 Months	1 Year	Life of Fund

Class A (Inception 9/30/11)
NAV	3.23%	0.05%	5.84%
With 3.50% Maximum Sales Charge	-0.37	-3.43	5.03

Class C (Inception 9/30/11)
NAV	2.85	-0.60	5.07
With CDSC[2]	1.85	-1.54	5.07

Class Y (Inception 9/30/11)[1]
NAV	3.37	0.31	6.12

Comparative Performance
S&P / LSTA Leveraged Loan Index[3]	3.39	0.49	4.94

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. The table(s) do not reflect taxes shareholders might owe on any Fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

1	9/30/11 represents the date Class Y shares were first registered for public sale under the Securities Act of 1933. 9/16/11 represents commencement of operations for Class Y shares for accounting and financial reporting purposes only.

2	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

3	S&P/LSTA Leveraged Loan Index reflects the market-weighted performance of institutional leveraged loans based upon real-time market weightings, spreads and interest payments.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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ADDITIONAL INFORMATION

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information, disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on Natixis Funds’ website at ngam.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how Natixis Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available from Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

Natixis Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

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UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from December 1, 2015 through May 31, 2016. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table for each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each Fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

LOOMIS SAYLES SENIOR FLOATING RATE AND FIXED INCOME FUND	BEGINNING ACCOUNT VALUE 12/1/2015	ENDING ACCOUNT VALUE 5/31/2016	EXPENSES PAID DURING PERIOD* 12/1/2015 – 5/31/2016
Class A
Actual	$1,000.00	$1,032.30	$5.39
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.35
Class C
Actual	$1,000.00	$1,028.50	$9.18
Hypothetical (5% return before expenses)	$1,000.00	$1,015.95	$9.12
Class Y
Actual	$1,000.00	$1,033.70	$4.12
Hypothetical (5% return before expenses)	$1,000.00	$1,020.95	$4.09

*	Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.06%, 1.81% and 0.81% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), divided by 366 (to reflect the half-year period).

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BOARD APPROVAL OF THE EXISTING

ADVISORY AGREEMENT

The Board of Trustees of the Trust (the “Board”), including the Independent Trustees, considers matters bearing on the Fund’s advisory agreement (the “Agreement”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreement to determine whether to recommend that the full Board approve the continuation of the Agreement, typically for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreement.

In connection with these meetings, the Trustees receive materials that the Fund’s investment adviser (the “Adviser”) believes to be reasonably necessary for the Trustees to evaluate the Agreement. These materials generally include, among other items, (i) information on the investment performance of the Fund and the performance of a peer group and category of funds and the Fund’s performance benchmarks, (ii) information on the Fund’s advisory fee and other expenses, including information comparing the Fund’s expenses to the fees charged to institutional accounts with similar strategies managed by the Adviser, if any, and to those of a peer group of funds and information about any applicable expense caps and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Fund, (iv) information about the profitability of the Agreement to the Adviser and (v) information obtained through the completion by the Adviser of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) the Adviser’s financial results and/or financial condition, (ii) the Fund’s investment objective and strategies and the size, education and experience of the Adviser’s investment staff and its use of technology, external research and trading cost measurement tools, (iii) arrangements in respect of the distribution of the Fund’s shares and the related costs, (iv) the procedures employed to determine the value of the Fund’s assets, (v) the allocation of the Fund’s brokerage, if any, including, if applicable, allocations to brokers affiliated with the Adviser and the use of “soft” commission dollars to pay Fund expenses and to pay for research and other similar services, (vi) the resources devoted to, and the record of compliance with, the Fund’s investment policies and restrictions, policies on personal securities transactions and other compliance policies, (vii) information about amounts invested by the Fund’s portfolio managers in the Fund or in similar accounts that they manage and (viii) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Adviser.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreement, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Fund’s investment performance and the fees charged to the Fund for advisory and other services. This information generally includes, among other things, an internal performance rating for the Fund based on agreed-upon criteria, graphs showing the Fund’s performance and fee differentials against the Fund’s peer group/category, performance ratings provided by a third-party, total return information for various periods, and third-party performance rankings for various periods comparing the Fund against similarly

|  4

categorized funds. The portfolio management team for the Fund or other representatives of the Adviser make periodic presentations to the Contract Review Committee and/or the full Board, and if the Fund is identified as presenting possible performance concerns it may be subject to more frequent board presentations and reviews. In addition, each quarter, the Trustees are provided with detailed statistical information about the Fund’s portfolio. The Trustees also receive periodic updates between meetings.

The Board most recently approved the continuation of the Agreement at its meeting held in June 2016. The Agreement was continued for a one-year period for the Fund. In considering whether to approve the continuation of the Agreement, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreement included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Fund under the Agreement. The Trustees considered the nature, extent and quality of the services provided by the Adviser and its affiliates to the Fund and the resources dedicated to the Fund by the Adviser and its affiliates.

The Trustees considered not only the advisory services provided by the Adviser to the Fund, but also the monitoring and oversight services provided by NGAM Advisors, L.P. (“NGAM Advisors”). They also considered the administrative services provided by NGAM Advisors and its affiliates to the Fund.

The Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the nature, extent and quality of services provided supported the renewal of the Agreement.

Investment performance of the Fund and the Adviser. As noted above, the Trustees received information about the performance of the Fund over various time periods, including information that compared the performance of the Fund to the performance of a peer group and category of funds and the Fund’s performance benchmark. In addition, the Trustees also reviewed data prepared by an independent third party that analyzed the performance of the Fund using a variety of performance metrics, including metrics that also measured the performance of the Fund on a risk adjusted basis.

The Board concluded that the Fund’s performance or other relevant factors supported the renewal of the Agreement. The Trustees noted that while the Fund had performance that lagged that of a relevant peer group and/or category for certain (although not all) periods, the Board concluded that other factors relevant to performance supported renewal of the Agreement. These factors included the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions by the Adviser that were reasonable and consistent with the Fund’s investment objective and policies; and (2) that the Fund’s performance, although lagging in certain periods, was stronger over the longer term.

5  |

The Trustees also considered the Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Adviser to Trustee concerns about performance and the willingness of the Adviser to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the performance of the Fund and the Adviser and/or other relevant factors supported the renewal of the Agreement.

The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from their respective relationships with the Fund. The Trustees considered the fees charged to the Fund for advisory services as well as the total expense level of the Fund. This information included comparisons (provided both by management and also by an independent third party) of the Fund’s advisory fee and total expense level to those of its peer group and information about the advisory fees charged by the Adviser to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets and the greater regulatory costs associated with the management of such assets. In evaluating the Fund’s advisory fee, the Trustees also took into account the demands, complexity and quality of the investment management of the Fund, as well as the need for the Adviser to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had made recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense caps for various funds in the fund family. They noted that the Fund has an expense cap in place and the Trustees also considered the amounts waived or reimbursed by the Advisor under this cap. The Trustees noted that the Fund had total advisory fee rates that were above the median of a peer group of funds. In this regard, the Trustees considered that the Fund’s advisory fee rate was not significantly above its peer group median, a factor that management believed justified such relatively higher fee rate.

The Trustees also considered the compensation directly or indirectly received by the Adviser and its affiliates from their relationships with the Fund. The Trustees reviewed information provided by management as to the profitability of the Adviser’s and its affiliates’ relationships with the Fund, and information about the allocation of expenses used to calculate profitability. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the Fund, the expense levels of the Fund, and whether the Adviser had implemented breakpoints and/or expense caps with respect to the Fund.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the advisory fee charged to the Fund was fair and reasonable, and that the costs of these services generally and the related profitability of the Adviser and its affiliates in respect of their relationships with the Fund supported the renewal of the Agreement.

|  6

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Adviser and whether those economies are shared with the Fund through breakpoints in its investment advisory fee or other means, such as expense waivers or caps. The Trustees also discussed with management the factors considered with respect to the implementation of breakpoints in investment advisory fees or expense waivers or caps for certain funds. Management explained that a number of factors are taken into account in considering the possible implementation of breakpoints or an expense cap for a fund, including, among other things, factors such as a fund’s assets, the projected growth of a fund, projected profitability and a fund’s fees and performance. With respect to economies of scale, the Trustees noted that although the Fund’s management fee was not subject to breakpoints, the Fund was subject to an expense cap or waiver. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to the Adviser and its affiliates of their relationships with the Fund, as discussed above.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the extent to which economies of scale were shared with the Fund supported the renewal of the Agreement.

The Trustees also considered other factors, which included but were not limited to the following:

•	The effect of recent market and economic events on the performance, asset levels and expense ratios of the Fund.

•

Whether the Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Fund and the Adviser. They also considered the compliance-related resources the Adviser and its affiliates were providing to the Fund.

•

The nature, quality, cost and extent of administrative and shareholder services performed by the Adviser and its affiliates, both under the Agreement and under a separate agreement covering administrative services.

•

So-called “fallout benefits” to the Adviser, such as the engagement of affiliates of the Adviser to provide distribution, administrative and brokerage services to the Fund, and the benefits of research made available to the Adviser by reason of brokerage commissions (if any) generated by the Fund’s securities transactions. The Trustees also considered the benefits to the parent company of NGAM Advisors from the retention of the Adviser. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Fund’s advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that the existing Agreement should be continued through June 30, 2017.

7  |

Portfolio of Investments – as of May 31, 2016 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund

Principal Amount	Description	Value (†)
Senior Loans — 81.3% of Net Assets
	Aerospace & Defense — 0.4%
$546,922	Cadence Aerospace LLC, Term Loan B, 6.503%, 5/09/2018(b)	$505,903
6,052,442	WP CPP Holdings LLC, Term Loan B3, 4.500%, 12/28/2019(c)	5,833,041

		6,338,944

	Automotive — 3.0%
8,310,799	Dayco Products LLC, New Term Loan B, 5.250%, 12/12/2019(c)	8,186,137
11,736,565	Gates Global, Inc., Term Loan B, 4.250%, 7/06/2021(c)	11,344,095
5,719,966	IBC Capital Ltd., 2nd Lien Term Loan, 8.000%, 9/09/2022(c)(d)	4,890,571
9,762,000	Solera Holdings, Inc., USD Term Loan B, 5.750%, 3/03/2023(c)	9,814,910
8,287,000	U.S. Farathane LLC, Term Loan B2, 5.750%, 12/23/2021(c)	8,287,000
3,729,091	Wand Intermediate I LP, 2nd Lien Term Loan, 9/19/2022(e)	3,318,891
5,480,000	Wand Intermediate I LP, 2nd Lien Term Loan, 8.250%, 9/19/2022(c)	4,877,200

		50,718,804

	Banking — 0.8%
3,084,000	Diebold, Inc., USD Term Loan, 5.250%, 11/06/2023(c)	3,086,899
972,050	Harland Clarke Holdings Corp., Extended Term Loan B2, 5.881%, 6/30/2017(c)	964,351
8,949,525	Harland Clarke Holdings Corp., Term Loan B3, 7.000%, 5/22/2018(c)	8,871,217

		12,922,467

	Building Materials — 1.8%
7,770,479	Builders FirstSource, Inc., Term Loan B, 6.000%, 7/31/2022(c)	7,786,642
6,115,744	Contech Engineered Solutions LLC, New Term Loan, 6.250%, 4/29/2019(c)	6,103,023
2,789,710	Jeld-Wen, Inc., Term Loan B, 5.250%, 10/15/2021(c)	2,797,856
8,290,335	Munters Corp., Term Loan, 6.250%, 5/05/2021(c)	8,186,706
5,658,818	Quanex Building Products Corp., Term Loan B, 6.250%, 11/02/2022(c)	5,687,112

		30,561,339

	Chemicals — 3.6%
10,307,000	Kraton Polymers LLC, Term Loan B, 6.000%, 1/06/2022(c)	10,143,840
7,205,957	MacDermid, Inc., USD 1st Lien Term Loan, 5.500%, 6/07/2020(c)	7,181,961
1,255,690	MacDermid, Inc., USD Term Loan B3, 5.500%, 6/07/2020(c)	1,252,023
8,841,190	Methanol Holdings (Trinidad) Ltd., Term Loan B, 4.250%, 6/30/2022(c)	8,399,131
7,991,000	Nexeo Solutions LLC, 2016 Term Loan, 5/05/2023(e)	7,996,034
11,467,495	OCI Beaumont LLC, Term Loan B3, 7.750%, 8/20/2019(c)	11,496,164
5,326,650	Plaskolite, Inc., 1st Lien Term Loan, 5.750%, 11/03/2022(c)	5,306,675
9,292,376	Styrolution U.S. Holding LLC, USD Term Loan B, 6.500%, 11/07/2019(c)	9,327,222

		61,103,050

	Construction Machinery — 0.3%
6,755,575	Onsite U.S. Finco LLC, Term Loan, 5.500%, 7/30/2021(c)	5,032,904

	Consumer Cyclical Services — 6.3%
9,433,018	Access CIG LLC, 1st Lien Term Loan, 6.000%, 10/18/2021(c)	9,480,183
8,137,716	Active Network, Inc. (The), 1st Lien Term Loan, 5.500%, 11/13/2020(c)	7,903,757
2,887,065	Creative Artists Agency LLC, Term Loan B, 5.500%, 12/17/2021(c)	2,895,495
13,254,000	DTZ U.S. Borrower LLC, 2nd Lien Term Loan, 9.250%, 11/04/2022(c)	13,254,000
3,370,778	Imagine! Print Solutions, Inc., Term Loan B, 7.000%, 3/30/2022(c)	3,374,992

See accompanying notes to financial statements.

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Portfolio of Investments – as of May 31, 2016 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Consumer Cyclical Services — continued
$10,449,000	Mergermarket USA, Inc., 2nd Lien Term Loan, 7.500%, 2/04/2022(c)	$9,090,630
8,481,804	Miller Heiman, Inc., Term Loan B, 7.008%, 9/30/2019(b)(d)	5,513,173
7,729,662	Rentpath, Inc., 1st Lien Term Loan, 6.250%, 12/17/2021(c)	7,014,668
1,628,412	SGS Cayman LP, 2014 Term Loan B, 6.000%, 4/23/2021(c)	1,622,989
15,249,129	SourceHov LLC, 2014 1st Lien Term Loan, 7.750%, 10/31/2019(c)	10,903,127
9,084,684	STG-Fairway Acquisitions, Inc., 2015 1st Lien Term Loan, 6.250%, 6/30/2022(c)	8,880,278
6,995,575	Sutherland Global Services, Inc., Term Loan B, 6.000%, 4/23/2021(c)	6,972,280
8,317,000	TruGreen LP, 1st Lien Term Loan B, 6.500%, 4/13/2023(c)	8,368,981
2,095,447	William Morris Endeavor Entertainment LLC, 1st Lien Term Loan, 5.250%, 5/06/2021(c)	2,101,335
10,072,000	William Morris Endeavor Entertainment LLC, 2nd Lien Term Loan, 8.250%, 5/06/2022(c)	9,971,280

		107,347,168

	Consumer Products — 2.0%
8,003,000	Advantage Sales & Marketing, Inc., 2014 2nd Lien Term Loan, 7.500%, 7/25/2022(c)	7,622,857
10,696,950	Bioplan USA, Inc., 2015 Term Loan, 5.750%, 9/23/2021(c)	9,239,491
927,092	FGI Operating Co. LLC, Term Loan, 5.500%, 4/19/2019(c)	755,580
1,842,000	NBTY, Inc., USD Term Loan B, 5.000%, 5/05/2023(c)	1,852,131
8,345,490	NYDJ Apparel LLC, Term Loan, 7.000%, 1/06/2020(c)(d)	6,481,692
4,882,750	Polyconcept Investments BV, USD 1st Lien Term Loan, 6.000%, 6/27/2019(c)	4,821,716
2,780,132	SRAM LLC, New Term Loan B, 4.012%, 4/10/2020(b)	2,460,417

		33,233,884

	Diversified Manufacturing — 1.1%
3,984,759	Ameriforge Group, Inc., 1st Lien Term Loan, 5.000%, 12/19/2019(c)	2,195,602
7,227,841	CPI Acquisition, Inc., Term Loan B, 5.500%, 8/17/2022(c)	7,015,559
9,939,055	NN, Inc., 2015 Term Loan B, 5.750%, 10/19/2022(c)	9,901,784

		19,112,945

	Electric — 2.7%
9,991,000	APLP Holdings LP, 2016 Term Loan B, 6.000%, 4/13/2023(c)	9,991,000
8,671,083	Mirion Technologies, Inc., Term Loan B, 5.750%, 3/31/2022(c)	8,660,244
6,932,132	PrimeLine Utility Services LLC, Term Loan, 6.500%, 11/12/2022(c)	6,888,806
11,577,016	TerraForm AP Acquisition Holdings LLC, Term Loan B, 5.000%, 6/26/2022(c)	10,361,430
10,423,918	TPF II Power LLC, Term Loan B, 5.500%, 10/02/2021(c)	10,417,456

		46,318,936

	Environmental — 0.8%
6,165,173	EnergySolutions LLC, New Term Loan, 6.750%, 5/29/2020(c)	5,980,218
3,369,000	EWT Holdings III Corp., 2nd Lien Term Loan, 8.500%, 1/15/2022(c)	3,200,550
1,784,615	SiteOne Landscape Supply, Inc., 2016 Term Loan B, 4/29/2022(e)	1,800,231
3,347,000	SiteOne Landscape Supply, Inc., 2016 Term Loan B, 6.500%, 4/29/2022(c)	3,376,286

		14,357,285

	Financial Other — 2.5%
6,535,586	Ascensus, Inc., Term Loan, 5.500%, 12/03/2022(c)	6,502,908
10,005,884	Astro AB Borrower, Inc., 1st Lien Term Loan, 5.500%, 4/30/2022(c)	9,905,825

See accompanying notes to financial statements.

9  |

Portfolio of Investments – as of May 31, 2016 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Financial Other — continued
$11,294,067	DBRS Ltd., Term Loan, 6.250%, 3/04/2022(c)	$11,195,244
7,965,803	Eze Castle Software, Inc., New 2nd Lien Term Loan, 7.250%, 4/05/2021(c)	7,607,342
8,100,162	Institutional Shareholder Services, Inc., Term Loan, 5.000%, 4/30/2021(c)	7,938,158

		43,149,477

	Food & Beverage — 0.6%
9,516,090	CPM Holdings, Inc., Term Loan B, 6.000%, 4/11/2022(c)	9,492,300

	Health Insurance — 0.6%
11,057,000	Sedgwick Claims Management Services, Inc., Incremental 2nd Lien Term Loan, 6.750%, 2/28/2022(c)	10,600,899

	Healthcare — 7.6%
5,721,618	21st Century Oncology Holdings, Inc., Term Loan, 6.500%, 4/30/2022(c)	5,249,584
2,800,000	ATI Holdings Acquisition, Inc., 2016 Term Loan 5/10/2023(e)	2,803,500
5,728,456	ATI Holdings Acquisition, Inc., 2016 Term Loan, 5.500%, 5/10/2023(c)	5,735,617
3,682,187	CareCore National LLC, Term Loan B, 5.500%, 3/05/2021(c)	3,424,434
9,629,372	CDRH Parent, Inc., New 1st Lien Term Loan, 5.250%, 7/01/2021(c)	8,810,876
4,703,000	CNT Holdings III Corp., Term Loan B, 5.250%, 1/22/2023(c)	4,729,478
11,811,090	CT Technologies Intermediate Holdings, Inc., New 1st Lien Term Loan, 5.250%, 12/01/2021(c)	11,624,120
5,025,696	Explorer Holdings, Inc., 2016 Term Loan B, 6.000%, 5/02/2023(c)	5,031,978
10,273,734	FHC Health Systems, Inc., 2014 Term Loan, 5.000%, 12/23/2021(c)	9,965,522
11,415,735	HC Group Holdings III, Inc., Term Loan B, 6.000%, 4/07/2022(c)	11,430,005
3,696,000	MPH Acquisition Holdings LLC (New), 2016 Term Loan B, 5/26/2023(e)	3,721,872
2,325,528	NMSC Holdings, Inc., 1st Lien Term Loan, 6.000%, 4/19/2023(c)	2,340,062
898,000	NVA Holdings, Inc., 2016 Term Loan, 5.500%, 8/14/2021(c)	900,245
1,985,102	NVA Holdings, Inc., 2nd Lien Term Loan, 8/14/2022(e)	1,980,139
4,199,000	NVA Holdings, Inc., 2nd Lien Term Loan, 8.000%, 8/14/2022(c)	4,188,502
5,416,825	Onex TSG Holdings II Corp., 1st Lien Term Loan, 7/31/2022(e)	5,443,909
11,131,410	Steward Health Care System LLC, Term Loan B, 6.750%, 4/12/2020(c)	11,020,096
2,731,765	Surgery Center Holdings, Inc., New 1st Lien Term Loan, 11/03/2020(e)	2,736,901
2,195,314	Surgery Center Holdings, Inc., New 1st Lien Term Loan, 5.250%, 11/03/2020(c)	2,199,442
11,387,165	Tecomet, Inc., 1st Lien Term Loan, 5.750%, 12/05/2021(c)	10,817,807
7,891,812	U.S. Renal Care, Inc., 2015 Term Loan B, 5.250%, 12/31/2022(c)	7,822,758
6,643,000	Vizient, Inc., 1st Lien Term Loan, 6.250%, 2/13/2023(c)	6,721,919

		128,698,766

	Home Construction — 0.7%
11,195,740	LBM Borrower LLC, 1st Lien Term Loan, 6.250%, 8/20/2022(c)	11,005,412

	Independent Energy — 0.4%
5,894,000	Callon Petroleum Co., 2nd Lien Term Loan, 8.500%, 10/08/2021(c)	5,898,892

	Industrial Other — 6.8%
8,551,000	Brickman Group Ltd. LLC, 2nd Lien Term Loan, 7.500%, 12/17/2021(c)	8,379,980
6,869,000	Crosby U.S. Acquisition Corp., 2nd Lien Term Loan, 7.000%, 11/22/2021(c)	4,590,759
7,046,340	Dexter Axle Co., USD Term Loan, 6.250%, 12/30/2022(c)	7,046,340
9,777,515	Eastman Kodak Co., Exit Term Loan, 7.250%, 9/03/2019(c)	9,451,630
1,361,725	Filtration Group Corp., 2nd Lien Term Loan, 8.250%, 11/21/2021(c)	1,337,895

See accompanying notes to financial statements.

|  10

Portfolio of Investments – as of May 31, 2016 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Industrial Other — continued
$5,458,000	GCA Services Group, Inc., 2016 Term Loan, 5.750%, 3/01/2023(c)	$5,488,729
5,595,304	Hampton Rubber Co., 1st Lien Term Loan, 5.000%, 3/27/2021(c)	4,196,478
7,111,896	Language Line LLC, 2015 1st Lien Term Loan, 6.500%, 7/07/2021(c)	7,114,883
5,030,970	LTI Holdings, Inc., 1st Lien Term Loan, 5.250%, 4/16/2022(c)	4,854,886
3,753,829	McJunkin Red Man Corp., New Term Loan, 5.000%, 11/08/2019(c)	3,653,715
12,211,236	Merrill Communications LLC, 2015 Term Loan, 6.250%, 6/01/2022(c)	11,112,225
8,688,107	NES Global Talent Ltd., 1st Lien Term Loan, 6.500%, 10/03/2019(c)	7,645,534
8,930,123	North American Lifting Holdings, Inc., 1st Lien Term Loan, 5.500%, 11/27/2020(c)	6,530,152
7,680,000	Oxbow Carbon LLC, 2nd Lien Term Loan, 8.000%, 1/17/2020(c)	7,104,000
4,234,000	Prime Security Services Borrower LLC, 2016 Incremental Term Loan B1, 5.500%, 5/02/2022(c)	4,272,826
8,481,259	RedTop Luxembourg S.a.r.l., USD 2nd Lien Term Loan, 8.250%, 6/03/2021(c)	7,944,141
4,125,578	Research Now Group, Inc., Term Loan, 5.500%, 3/18/2021(c)	4,053,380
11,336,867	Trojan Battery Co. LLC, 2013 Term Loan, 5.750%, 6/11/2021(c)	11,251,840

		116,029,393

	Internet & Data — 0.9%
10,352,000	Cision U.S., Inc., USD Term Loan B, 5/12/2023(e)	9,986,471
5,089,287	YP LLC, USD Term Loan B, 8.000%, 6/04/2018(c)	4,771,206

		14,757,677

	Leisure — 1.4%
11,438,163	AMF Bowling Centers, Inc., Term Loan B, 7.250%, 9/18/2021(c)	11,373,881
6,744,110	CDS U.S. Intermediate Holdings, Inc., 1st Lien Term Loan, 5.000%, 7/08/2022(c)	6,607,137
3,931,000	CDS U.S. Intermediate Holdings, Inc., 2nd Lien Term Loan, 9.250%, 7/10/2023(c)	3,537,900
1,757,283	Time, Inc., Term Loan B, 4.250%, 4/26/2021(c)	1,757,283
1,236,366	World Triathlon Corp., Term Loan, 5.250%, 6/26/2021(c)	1,230,184

		24,506,385

	Lodging — 0.5%
8,709,556	Four Seasons Holdings, Inc., 2nd Lien Term Loan, 6.250%, 12/27/2020(c)	8,695,011

	Media Entertainment — 5.0%
9,859,850	ALM Media Holdings, Inc., 1st Lien Term Loan, 5.500%, 7/31/2020(c)	9,366,857
8,344,000	Alpha Media LLC, 2016 Term Loan, 7.000%, 2/25/2022(c)	7,926,800
12,471,665	Cengage Learning Acquisitions, Inc., 1st Lien Term Loan, 7.000%, 3/31/2020(c)	12,451,586
9,586,273	Cengage Learning Acquisitions, Inc., 2016 Term Loan B, 5/17/2023(e)	9,574,290
9,371,263	Cumulus Media Holdings, Inc., 2013 Term Loan, 4.250%, 12/23/2020(c)	6,630,169
7,419,848	Dex Media West LLC, New Term Loan, 8.000%, 12/30/2016(c)	3,008,748
2,220,587	Extreme Reach, Inc., 1st Lien Term Loan, 7.250%, 2/07/2020(c)	2,216,879
7,588,000	Extreme Reach, Inc., 2nd Lien Term Loan, 10.500%, 1/24/2021(c)	7,205,413
5,633,079	iHeartCommunications, Inc., Term Loan D, 7.205%, 1/30/2019(c)	4,312,854
8,275,338	McGraw-Hill Global Education Holdings LLC, 2016 Term Loan B, 5.000%, 5/04/2022(c)	8,300,164
5,456,000	Penton Media, Inc., New 2nd Lien Term Loan, 9.000%, 10/02/2020(c)	5,333,240

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of May 31, 2016 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Media Entertainment — continued
$8,294,990	ProQuest LLC, New Term Loan B, 5.750%, 10/24/2021(c)	$8,077,247

		84,404,247

	Metals & Mining — 0.6%
3,962,198	American Rock Salt Holdings LLC, 1st Lien Term Loan, 4.750%, 5/20/2021(c)	3,769,873
6,212,271	American Rock Salt Holdings LLC, Incremental Term Loan, 4.750%, 5/20/2021(c)	5,910,727

		9,680,600

	Midstream — 0.9%
11,496,445	Chelsea Petroleum Products I LLC, Term Loan B, 5.250%, 10/22/2022(c)	11,410,221
1,866,667	Energy Transfer Equity LP, 2015 Term Loan, 4.000%, 12/02/2019(c)	1,813,467
2,793,891	Targa Resources Corp., Term Loan B, 5.750%, 2/25/2022(c)	2,738,014

		15,961,702

	Natural Gas — 0.2%
2,901,098	Southcross Energy Partners LP, 1st Lien Term Loan, 5.250%, 8/04/2021(c)	2,316,033
1,646,850	Southcross Holdings Borrower LP, Exit Term Loan B, 3.500%, 4/13/2023(c)	1,317,480

		3,633,513

	Oil Field Services — 0.9%
8,012,633	CJ Holding Co., Term Loan B2, 8.750%, 3/24/2022(c)	5,108,054
5,844,063	KCA Deutag U.S. Finance LLC, Term Loan, 6.250%, 5/15/2020(c)	4,257,400
316,667	Pinnacle Holdco S.a.r.l., 2nd Lien Term Loan, 10.500%, 7/24/2020(c)	209,000
5,503,949	Pinnacle Holdco S.a.r.l., Term Loan, 4.750%, 7/30/2019(c)	3,939,892
3,631,481	UTEX Industries, Inc., 1st Lien Term Loan 2014, 5.000%, 5/22/2021(c)	2,551,116

		16,065,462

	Other Utility — 0.7%
11,973,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/2020(c)	11,494,080

	Packaging — 1.0%
8,858,421	Hilex Poly Co. LLC, Term Loan B, 6.000%, 12/05/2021(c)	8,904,928
7,326,246	PLZ Aeroscience Corp., USD Term Loan, 5.250%, 7/31/2022(c)	7,317,088

		16,222,016

	Pharmaceuticals — 0.4%
2,995,632	Akorn, Inc., Term Loan B, 5.250%, 4/16/2021(c)	3,010,610
3,357,283	MI Opco Holdings, Inc., Term Loan, 5.750%, 10/27/2022(c)	3,374,069

		6,384,679

	Property & Casualty Insurance — 2.7%
2,196,405	AmWINS Group LLC, 2014 2nd Lien Term Loan, 9.500%, 9/04/2020(c)	2,201,896
1,414,035	Applied Systems, Inc., New 2nd Lien Term Loan, 1/24/2022(e)	1,404,023
12,422,777	Applied Systems, Inc., New 2nd Lien Term Loan, 7.500%, 1/24/2022(c)	12,334,824
8,005,935	AssuredPartners, Inc., 2015 1st Lien Term Loan, 5.750%, 10/21/2022(c)	8,005,935
2,850,832	Cunningham Lindsey U.S., Inc., 1st Lien Term Loan, 5.000%, 12/10/2019(c)	2,351,937
701,591	Cunningham Lindsey U.S., Inc., 2nd Lien Term Loan, 9.250%, 6/10/2020(c)(d)	360,148
8,946,448	Hyperion Insurance Group Ltd., 2015 Term Loan B, 5.500%, 4/29/2022(c)	8,678,055
9,375,000	Mitchell International, Inc., New 2nd Lien Term Loan, 8.500%, 10/11/2021(c)	8,656,219
2,791,187	York Risk Services Holding Corp., Term Loan B, 10/01/2021(e)	2,463,222

		46,456,259

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of May 31, 2016 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Restaurants — 1.1%
$7,679,000	Portillo’s Holdings LLC, 2nd Lien Term Loan, 8.000%, 8/01/2022(c)	$7,295,050
11,584,736	Red Lobster Management LLC, Term Loan B, 6.250%, 7/28/2021(c)	11,613,698

		18,908,748

	Retailers — 8.0%
10,125,778	Academy Ltd., 2015 Term Loan B, 5.000%, 7/01/2022(c)	9,811,879
10,798,899	Ascena Retail Group, Inc., 2015 Term Loan B, 5.250%, 8/21/2022(c)	10,410,787
6,803,205	At Home Holding III, Inc., Term Loan, 5.000%, 6/03/2022(c)	6,735,173
6,822,983	Bass Pro Group LLC, 2015 Term Loan, 4.000%, 6/05/2020(c)	6,709,995
10,345,725	BDF Acquisition Corp., 1st Lien Term Loan, 5.250%, 2/12/2021(c)	10,268,132
12,812,676	BJ’s Wholesale Club, Inc., New 2nd Lien Term Loan, 8.500%, 3/26/2020(c)	12,358,851
6,445,556	David’s Bridal, Inc., New Term Loan B, 5.250%, 10/11/2019(c)	5,861,459
10,662,508	Evergreen Acqco 1 LP, New Term Loan, 5.000%, 7/09/2019(c)	9,160,907
5,921,165	Eyemart Express LLC, Term Loan B, 5.000%, 12/18/2021(c)	5,898,961
10,382,543	Jill Acquisition LLC, 2015 Term Loan, 6.000%, 5/08/2022(c)	10,278,717
11,582,970	Mattress Holding Corp., 2016 Incremental Term Loan, 6.250%, 10/20/2021(c)	11,587,835
16,304,381	Neiman Marcus Group, Inc. (The), 2020 Term Loan, 4.250%, 10/25/2020(c)	14,932,042
10,234,350	Petco Animal Supplies, Inc., 2016 Term Loan B1, 5.750%, 1/26/2023(c)	10,299,645
2,603,672	PFS Holding Corp., 1st Lien Term Loan, 4.500%, 1/31/2021(c)	2,330,286
5,225,456	Talbots, Inc. (The), 1st Lien Term Loan, 5.500%, 3/19/2020(c)	5,046,902
3,404,797	Talbots, Inc. (The), 2nd Lien Term Loan, 9.500%, 3/19/2021(c)	3,157,949

		134,849,520

	Technology — 7.1%
9,964,832	AF Borrower LLC, 1st Lien Term Loan, 6.250%, 1/28/2022(c)	9,887,007
9,610,028	Aptean, Inc., 1st Lien Term Loan, 5.250%, 2/26/2020(c)	9,549,966
3,561,000	Aptean, Inc., 2nd Lien Term Loan, 8.500%, 2/26/2021(c)	3,466,028
8,886,240	Aricent Technologies, 1st Lien Term Loan, 5.500%, 4/14/2021(c)	8,153,125
8,272,657	EIG Investors Corp., 2013 Term Loan, 6.480%, 11/09/2019(c)	7,976,248
2,726,958	EIG Investors Corp., 2016 Term Loan, 2/02/2023(e)	2,542,888
2,246,000	Hyland Software, Inc., 2nd Lien Term Loan, 8.250%, 7/01/2023(c)	2,167,390
4,191,000	IQOR U.S., Inc., 2nd Lien Term Loan, 9.750%, 4/01/2022(c)(d)	2,996,565
7,507,764	IQOR U.S., Inc., Term Loan B, 6.000%, 4/01/2021(c)	6,156,366
4,243,000	MH Sub I LLC, 2nd Lien Term Loan, 8.500%, 7/08/2022(c)	4,126,318
1,395,000	MKS Instruments, Inc., Term Loan B, 4.750%, 5/01/2023(c)	1,407,206
9,924,242	MSC Software Corp., 1st Lien Term Loan, 5.000%, 5/29/2020(c)	9,502,462
7,994,696	Openlink International Intermediate, Inc., 2017 Term Loan, 6.250%, 10/28/2017(c)	7,954,722
4,454,430	P2 Upstream Acquisition Co., 1st Lien Term Loan, 5.000%, 10/30/2020(c)	3,997,851
8,619,240	Presidio, Inc., Refi Term Loan, 5.250%, 2/02/2022(c)	8,570,799
7,387,000	Riverbed Technology, Inc., 2016 Term Loan, 4/24/2022(e)	7,407,758
28,061	Rocket Software, Inc., New Term Loan, 5.750%, 2/08/2018(c)	28,026
11,762,337	Sirius Computer Solutions, Inc., 1st Lien Term Loan, 6.000%, 10/30/2022(c)	11,762,337
9,923,274	SurveyMonkey, Inc., Term Loan B, 6.250%, 2/05/2019(c)	9,724,808
3,551,000	Western Digital Corp., USD Term Loan B, 6.250%, 4/29/2023(c)	3,536,583

		120,914,453

	Transportation Services — 2.7%
10,274,250	Gruden Acquisition, Inc., 1st Lien Term Loan, 5.750%, 8/18/2022(c)	9,285,353

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of May 31, 2016 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Transportation Services — continued
$8,404,468	OSG Bulk Ships, Inc., OBS Term Loan, 5.250%, 8/05/2019(c)	$8,068,289
9,780,768	OSG International, Inc., OIN Term Loan, 5.750%, 8/05/2019(c)	9,713,574
10,022,101	WP Mustang Holdings LLC, 1st Lien Term Loan B, 5.500%, 5/29/2021(c)	9,934,408
9,057,292	YRC Worldwide, Inc., Term Loan, 8.000%, 2/13/2019(c)	8,210,436

		45,212,060

	Wireless — 1.2%
18,692,000	Asurion LLC, New 2nd Lien Term Loan, 8.500%, 3/03/2021(c)	18,252,738
1,970,000	Asurion LLC, Term Loan B4, 5.000%, 8/04/2022(c)	1,963,440

		20,216,178

	Wirelines — 4.0%
10,313,301	Communications Sales & Leasing, Inc., Term Loan B, 5.000%, 10/24/2022(c)	10,232,754
1,100,000	Coral U.S. Co-Borrower LLC, Term Loan B1, 12/30/2022(e)	1,105,896
5,179,900	Coral U.S. Co-Borrower LLC, Term Loan B1, 5.500%, 12/30/2022(c)	5,207,664
900,000	Coral U.S. Co-Borrower LLC, Term Loan B2, 12/30/2022(e)	904,824
4,238,100	Coral U.S. Co-Borrower LLC, Term Loan B2, 5.830%, 12/30/2022(c)	4,260,816
3,580,462	Fairpoint Communications, Inc., Refi Term Loan, 7.500%, 2/14/2019(c)	3,576,739
9,763,409	Integra Telecom, Inc., 2015 1st Lien Term Loan, 5.250%, 8/14/2020(c)	9,403,432
4,526,000	Integra Telecom, Inc., 2nd Lien Term Loan, 9.750%, 2/12/2021(c)(d)	4,274,807
7,990,473	LTS Buyer LLC, 2nd Lien Term Loan, 8.000%, 4/12/2021(c)	7,890,592
10,411,553	Nextgen Networks Pty Ltd., USD Term Loan B, 5.000%, 5/31/2021(c)(d)	8,511,444
12,525,120	U.S. Telepacific Corp., Term Loan, 6.000%, 11/25/2020(c)	11,846,634

		67,215,602

	Total Senior Loans (Identified Cost $1,444,462,541)	1,377,501,057

Bonds and Notes — 12.2%
	Building Materials — 0.4%
7,340,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	6,532,600

	Cable Satellite — 0.7%
12,362,350	Wave Holdco LLC/Wave Holdco Corp., PIK, 8.250%, 7/15/2019, 144A(f)	12,362,350

	Chemicals — 1.1%
8,430,000	Consolidated Energy Finance S.A., 6.750%, 10/15/2019, 144A	7,882,050
2,297,000	Nexeo Solutions LLC/Nexeo Solutions Finance Corp., 8.375%, 3/01/2018	2,297,000
9,295,000	Perstorp Holding AB, 11.000%, 8/15/2017, 144A	9,016,150

		19,195,200

	Consumer Products — 0.5%
8,100,000	Serta Simmons Bedding LLC, 8.125%, 10/01/2020, 144A	8,545,500

	Environmental — 0.7%
10,311,000	GFL Environmental, Inc., 7.875%, 4/01/2020, 144A	10,646,107
1,637,000	GFL Environmental, Inc., 9.875%, 2/01/2021, 144A	1,747,498

		12,393,605

	Financial Other — 0.2%
3,335,000	Rialto Holdings LLC/Rialto Corp., 7.000%, 12/01/2018, 144A	3,293,313

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of May 31, 2016 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Healthcare — 0.5%
$9,200,000	Kindred Healthcare, Inc., 8.000%, 1/15/2020	$9,188,500

	Independent Energy — 1.6%
6,275,000	Bellatrix Exploration Ltd., 8.500%, 5/15/2020, 144A	3,608,125
9,635,000	Chesapeake Energy Corp., 3.878%, 4/15/2019(c)	7,075,703
8,975,000	Halcon Resources Corp., 8.625%, 2/01/2020, 144A	8,470,156
3,175,000	Rex Energy Corp., (Step to 8.000% on 10/01/2017), 1.000%, 10/01/2020, 144A(g)	539,750
8,660,000	Sanchez Energy Corp., 7.750%, 6/15/2021	6,624,900

		26,318,634

	Media Entertainment — 0.3%
4,515,000	National CineMedia LLC, 7.875%, 7/15/2021	4,706,888

	Metals & Mining — 0.8%
5,025,000	Barminco Finance Pty Ltd., 9.000%, 6/01/2018, 144A	3,932,062
10,430,000	Petra Diamonds U.S. Treasury PLC, 8.250%, 5/31/2020, 144A	9,908,500

		13,840,562

	Midstream — 0.1%
1,055,000	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 7/15/2019	949,500

	Non-Agency Commercial Mortgage-Backed Securities — 0.3%
5,388,947	Motel 6 Trust, Series 2015-M6MZ, Class M, 8.230%, 2/05/2020, 144A(d)	5,160,456

	Packaging — 0.6%
9,680,000	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Issuer, Inc., 6.000%, 6/15/2017, 144A	9,680,000

	Pharmaceuticals — 0.7%
12,680,000	Valeant Pharmaceuticals International, Inc., 6.750%, 8/15/2018, 144A	12,394,700

	Property & Casualty Insurance — 0.7%
12,182,000	HUB International Ltd., 7.875%, 10/01/2021, 144A	11,938,360

	Technology — 0.6%
12,206,000	Blackboard, Inc., 7.750%, 11/15/2019, 144A	9,703,770

	Wireless — 0.5%
8,470,000	Sprint Communications, Inc., 6.000%, 12/01/2016	8,565,287

	Wirelines — 1.9%
11,595,000	FairPoint Communications, Inc., 8.750%, 8/15/2019, 144A	11,160,188
4,820,000	Frontier Communications Corp., 8.875%, 9/15/2020, 144A	5,121,250
18,065,000	Windstream Services LLC, 7.750%, 10/01/2021	15,761,712

		32,043,150

	Total Bonds and Notes (Identified Cost $217,340,722)	206,812,375

Shares
Preferred Stocks — 0.3%
	Pharmaceuticals — 0.3%
6,693	Allergan PLC, Series A, 5.500% (Identified Cost $6,693,000)	5,653,309

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of May 31, 2016 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Shares	Description	Value (†)
Common Stocks — 0.4%
	Energy Equipment & Services — 0.0%
134,877	Hercules Offshore, Inc.(h)	$153,760

	Oil, Gas & Consumable Fuels — 0.4%
454,731	Magnum Hunter Resources Corp.(h)	5,483,147
47,625	Rex Energy Corp.(h)	35,247
1,853	Southcross Holdings Group LLC(h)(i)	—
1,853	Southcross Holdings LP, Class A(h)(i)	555,900

		6,074,294

	Total Common Stocks (Identified Cost $17,499,130)	6,228,054

Principal Amount
Short-Term Investments — 8.1%
$1,437,300	Repurchase Agreement with State Street Bank and Trust Company, dated 5/31/2016 at 0.000% to be repurchased at $1,437,300 on 6/01/2016 collateralized by $1,442,000 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $1,466,053 including accrued interest (Note 2 of Notes to Financial Statements)	1,437,300
135,707,686	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 5/31/2016 at 0.030% to be repurchased at $135,707,799 on 6/01/2016 collateralized by $6,025,000 U.S. Treasury Note, 2.000% due 8/15/2025 valued at $6,137,969; $64,315,000 U.S. Treasury Note, 2.125% due 12/31/2022 valued at $66,726,813; $65,235,000 U.S. Treasury Note, 1.750% due 5/15/2023 valued at $65,561,175 including accrued interest (Note 2 of Notes to Financial Statements)	135,707,686

	Total Short-Term Investments (Identified Cost $137,144,986)	137,144,986

	Total Investments — 102.3% (Identified Cost $1,823,140,379)(a)	1,733,339,781
	Other assets less liabilities — (2.3)%	(38,497,048)

	Net Assets — 100.0%	$1,694,842,733

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
	At May 31, 2016, the net unrealized depreciation on investments based on a cost of $1,825,404,041 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$9,794,416
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(101,858,676)

	Net unrealized depreciation	$(92,064,260)

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of May 31, 2016 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

(b)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at May 31, 2016.
(c)	Variable rate security. Rate as of May 31, 2016 is disclosed.
(d)	Illiquid security. At May 31, 2016, the value of these securities amounted to $38,188,856 or 2.3% of net assets. Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures. See Note 2 of Notes to Financial Statements.
(e)	Position is unsettled. Contract rate was not determined at May 31, 2016 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities. For the period ended May 31, 2016, interest payments were made in cash and additional debt securities.
(g)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(h)	Non-income producing security.
(i)	Fair valued by the Fund’s adviser. At June 30, 2016, the value of these securities amounted to $555,900 or less than 0.1% of net assets. See Note 2 of Notes to Financial Statements.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2016, the value of Rule 144A holdings amounted to $151,642,885 or 8.9% of net assets.
PIK	Payment-in-Kind

Industry Summary at May 31, 2016 (Unaudited)

Healthcare	8.1%
Retailers	8.0
Technology	7.7
Industrial Other	6.8
Consumer Cyclical Services	6.3
Wirelines	5.9
Media Entertainment	5.3
Chemicals	4.7
Property & Casualty Insurance	3.4
Automotive	3.0
Financial Other	2.7
Electric	2.7
Transportation Services	2.7
Consumer Products	2.5
Building Materials	2.2
Independent Energy	2.0
Other Investments, less than 2% each	20.2
Short-Term Investments	8.1

Total Investments	102.3
Other assets less liabilities	(2.3)

Net Assets	100.0%

See accompanying notes to financial statements.

17  |

Statement of Assets and Liabilities

May 31, 2016 (Unaudited)

ASSETS
Investments at cost	$1,823,140,379
Net unrealized depreciation	(89,800,598)

Investments at value	1,733,339,781
Cash	430,238
Receivable for Fund shares sold	7,163,996
Receivable for securities sold	23,831,526
Dividends and interest receivable	14,315,290
Tax reclaims receivable	18,406
Prepaid expenses (Note 6)	239,010

TOTAL ASSETS	1,779,338,247

LIABILITIES
Payable for securities purchased	76,992,323
Payable for Fund shares redeemed	3,474,296
Distributions payable	2,881,418
Management fees payable (Note 5)	570,277
Deferred Trustees’ fees (Note 5)	71,054
Administrative fees payable (Note 5)	63,023
Payable to distributor (Note 5d)	10,245
Other accounts payable and accrued expenses	432,878

TOTAL LIABILITIES	84,495,514

NET ASSETS	$1,694,842,733

NET ASSETS CONSIST OF:
Paid-in capital	$1,865,759,309
Distributions in excess of net investment income	(1,328,321)
Accumulated net realized loss on investments	(79,787,657)
Net unrealized depreciation on investments	(89,800,598)

NET ASSETS	$1,694,842,733

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$285,407,193

Shares of beneficial interest	29,444,543

Net asset value and redemption price per share	$9.69

Offering price per share (100/96.50 of net asset value) (Note 1)	$10.04

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$277,879,099

Shares of beneficial interest	28,748,713

Net asset value and offering price per share	$9.67

Class Y shares:
Net assets	$1,131,556,441

Shares of beneficial interest	116,686,530

Net asset value, offering and redemption price per share	$9.70

See accompanying notes to financial statements.

|  18

Statement of Operations

For the Six Months Ended May 31, 2016 (Unaudited)

INVESTMENT INCOME
Interest	$59,052,108
Dividends	184,057

59,236,165

Expenses
Management fees (Note 5)	5,047,063
Service and distribution fees (Note 5)	1,726,407
Administrative fees (Note 5)	371,523
Trustees’ fees and expenses (Note 5)	22,489
Transfer agent fees and expenses (Note 5)	631,669
Audit and tax services fees	42,166
Commitment fees	789,563
Custodian fees and expenses	130,626
Interest expense (Note 7)	56,908
Legal fees	23,356
Registration fees	87,695
Shareholder reporting expenses	61,888
Miscellaneous expenses	293,865

Total expenses	9,285,218
Less waiver and/or expense reimbursement (Note 5)	(772,486)

Net expenses	8,512,732

Net investment income	50,723,433

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on:
Investments	(33,156,714)
Net change in unrealized appreciation (depreciation) on:
Investments	28,066,856

Net realized and unrealized loss on investments	(5,089,858)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$45,633,575

See accompanying notes to financial statements.

19  |

Statement of Changes in Net Assets

	Six Months Ended May 31, 2016 (Unaudited)	Year Ended November 30, 2015
FROM OPERATIONS:
Net investment income	$50,723,433	$97,046,272
Net realized loss on investments	(33,156,714)	(36,878,480)
Net change in unrealized appreciation (depreciation) on investments	28,066,856	(96,493,468)

Net increase (decrease) in net assets resulting from operations	45,633,575	(36,325,676)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(9,130,275)	(19,237,804)
Class C	(7,626,285)	(12,216,535)
Class Y	(36,891,552)	(70,077,649)

Total distributions	(53,648,112)	(101,531,988)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	(239,482,121)	525,522,036

Net increase (decrease) in net assets	(247,496,658)	387,664,372
NET ASSETS
Beginning of the period	1,942,339,391	1,554,675,019

End of the period	$1,694,842,733	$1,942,339,391

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$(1,328,321)	$1,596,358

See accompanying notes to financial statements.

|  20

Financial Highlights

For a share outstanding throughout each period.

	Class A
	Six Months Ended May 31, 2016 (Unaudited)		Year Ended November 30, 2015		Year Ended November 30, 2014		Year Ended November 30, 2013		Year Ended November 30, 2012		Period Ended November 30, 2011*
Net asset value, beginning of the period	$9.69		$10.40		$10.56		$10.56		$10.02		$9.83

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.28		0.55		0.58		0.56		0.68		0.12
Net realized and unrealized gain (loss)	0.02	(b)	(0.68)		(0.14)		0.10		0.49		0.17

Total from Investment Operations	0.30		(0.13)		0.44		0.66		1.17		0.29

LESS DISTRIBUTIONS FROM:
Net investment income	(0.30)		(0.58)		(0.60)		(0.60)		(0.61)		(0.10)
Net realized capital gains	—		—		—		(0.06)		(0.02)		—

Total Distributions	(0.30)		(0.58)		(0.60)		(0.66)		(0.63)		(0.10)

Net asset value, end of the period	$9.69		$9.69		$10.40		$10.56		$10.56		$10.02

Total return(c)	3.23	%(d)(e)	(1.33	)%(d)	4.22	%(d)	6.43%		12.02	%(d)	3.00	%(d)(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$285,407		$361,834		$317,293		$421,127		$80,141		$252
Net expenses	1.06	%(f)(g)(h)	1.07	%(f)(i)	1.10	%(f)(j)	1.10	%(k)	1.10	%(f)	1.10	%(f)(h)
Gross expenses	1.15	%(g)(h)	1.08	%(i)	1.11	%(j)	1.10	%(k)	1.48%		7.66	%(h)
Net investment income	5.98	%(h)	5.45%		5.48%		5.30%		6.46%		7.00	%(h)
Portfolio turnover rate	23%		67%		107%		82%		90%		17%

*	From commencement of Class operations on September 30, 2011 through November 30, 2011.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Includes interest expense of 0.01%. Without this expense the ratio of net expenses would have been 1.05% and the ratio of gross expenses would have been 1.12%.
(h)	Computed on an annualized basis for periods less than one year.
(i)	Includes interest expense of 0.02%. Without this expense the ratio of net expenses would have been 1.05% and the ratio of gross expenses would have been 1.06%.
(j)	Includes interest expense of 0.05%. Without this expense the ratio of net expenses would have been 1.05% and the ratio of gross expenses would have been 1.06%.
(k)	Includes fee/expense recovery of 0.01%.

See accompanying notes to financial statements.

21  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Class C
	Six Months Ended May 31, 2016 (Unaudited)		Year Ended November 30, 2015		Year Ended November 30, 2014		Year Ended November 30, 2013		Year Ended November 30, 2012		Period Ended November 30, 2011*
Net asset value, beginning of the period	$9.67		$10.38		$10.53		$10.54		$10.02		$9.83

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.25		0.48		0.50		0.48		0.60		0.09
Net realized and unrealized gain (loss)	0.01	(b)	(0.68)		(0.13)		0.10		0.49		0.19

Total from Investment Operations	0.26		(0.20)		0.37		0.58		1.09		0.28

LESS DISTRIBUTIONS FROM:
Net investment income	(0.26)		(0.51)		(0.52)		(0.53)		(0.55)		(0.09)
Net realized capital gains	—		—		—		(0.06)		(0.02)		—

Total Distributions	(0.26)		(0.51)		(0.52)		(0.59)		(0.57)		(0.09)

Net asset value, end of the period	$9.67		$9.67		$10.38		$10.53		$10.54		$10.02

Total return(c)	2.85	%(d)(e)	(2.06	)%(d)	3.47	%(d)	5.70%		11.18	%(d)	2.87	%(d)(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$277,879		$287,330		$215,189		$190,618		$22,655		$1
Net expenses	1.81	%(f)(g)(h)	1.82	%(f)(i)	1.85	%(f)(j)	1.85	%(k)	1.85	%(f)	1.85	%(f)(h)
Gross expenses	1.90	%(g)(h)	1.83	%(i)	1.87	%(j)	1.85	%(k)	2.26%		5.00	%(h)
Net investment income	5.24	%(h)	4.71%		4.77%		4.56%		5.75%		5.50	%(h)
Portfolio turnover rate	23%		67%		107%		82%		90%		17%

*	From commencement of Class operations on September 30, 2011 through November 30, 2011.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Includes interest expense of 0.01%. Without this expense the ratio of net expenses would have been 1.80% and the ratio of gross expenses would have been 1.87%.
(h)	Computed on an annualized basis for periods less than one year.
(i)	Includes interest expense of 0.02%. Without this expense the ratio of net expenses would have been 1.80% and the ratio of gross expenses would have been 1.81%.
(j)	Includes interest expense of 0.05%. Without this expense the ratio of net expenses would have been 1.80% and the ratio of gross expenses would have been 1.82%.
(k)	Includes fee/expense recovery of 0.01%.

See accompanying notes to financial statements.

|  22

Financial Highlights (continued)

For a share outstanding throughout each period.

	Class Y
	Six Months Ended May 31, 2016 (Unaudited)		Year Ended November 30, 2015		Year Ended November 30, 2014		Year Ended November 30, 2013		Year Ended November 30, 2012		Period Ended November 30, 2011*
Net asset value, beginning of the period	$9.70		$10.41		$10.56		$10.57		$10.02		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.29		0.58		0.61		0.59		0.79		0.11
Net realized and unrealized gain (loss)	0.02	(b)	(0.68)		(0.13)		0.09		0.41		0.02

Total from Investment Operations	0.31		(0.10)		0.48		0.68		1.20		0.13

LESS DISTRIBUTIONS FROM:
Net investment income	(0.31)		(0.61)		(0.63)		(0.63)		(0.63)		(0.11)
Net realized capital gains	—		—		—		(0.06)		(0.02)		—

Total Distributions	(0.31)		(0.61)		(0.63)		(0.69)		(0.65)		(0.11)

Net asset value, end of the period	$9.70		$9.70		$10.41		$10.56		$10.57		$10.02

Total return	3.37	%(c)(d)	(1.08	)%(c)	4.49	%(c)	6.68%		12.33	%(c)	1.29	%(c)(d)(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,131,556		$1,293,175		$1,022,193		$760,972		$46,895		$40,636
Net expenses	0.81	%(f)(g)(h)	0.82	%(f)(i)	0.85	%(f)(j)	0.85	%(k)	0.85	%(f)	1.01	%(f)(h)(l)
Gross expenses	0.90	%(g)(h)	0.83	%(i)	0.87	%(j)	0.85	%(k)	1.37%		3.60	%(h)
Net investment income	6.24	%(h)	5.69%		5.76%		5.55%		7.57%		5.17	%(h)
Portfolio turnover rate	23%		67%		107%		82%		90%		17%

*	From commencement of operations on September 16, 2011 through November 30, 2011.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	For the period September 30, 2011 (the date Class Y shares were first registered under the Securities Act of 1933) through November 30, 2011, the total return for Class Y shares was 3.04%.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Includes interest expense of 0.01%. Without this expense the ratio of net expenses would have been 0.80% and the ratio of gross expenses would have been 0.87%.
(h)	Computed on an annualized basis for periods less than one year.
(i)	Includes interest expense of 0.02%. Without this expense the ratio of net expenses would have been 0.80% and the ratio of gross expenses would have been 0.81%.
(j)	Includes interest expense of 0.05%. Without this expense the ratio of net expenses would have been 0.80% and the ratio of gross expenses would have been 0.82%.
(k)	Includes fee/expense recovery of 0.02%.
(l)	Prior to September 30, 2011, there was no expense limitation agreement in place for Class Y.

See accompanying notes to financial statements.

23  |

Notes to Financial Statements

May 31, 2016 (Unaudited)

1.  Organization.  Natixis Funds Trust II (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. Information presented in this report pertains to Loomis Sayles Senior Floating Rate and Fixed Income Fund (the “Fund”).

The Fund is a non-diversified investment company.

The Fund offers Class A, Class C and Class Y shares. Class A shares are sold with a maximum front-end sales charge of 3.50%. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class Y shares are intended for institutional investors with a minimum initial investment of $100,000, though some categories of investors are exempted from the minimum investment amount as outlined in the Fund’s prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”). Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees). In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund’s financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Fund’s financial statements.

|  24

Notes to Financial Statements (continued)

May 31, 2016 (Unaudited)

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Senior loans are valued at bid prices supplied by an independent pricing service, if available. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value

25  |

Notes to Financial Statements (continued)

May 31, 2016 (Unaudited)

(“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of May 31, 2016, securities held by the Fund were fair valued as follows:

Illiquid securities[1]	Percentage of Net Assets	Other fair valued securities[2]	Percentage of Net Assets
$38,188,856	2.3%	$555,900	0.0%[3]

[1]	Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.
[2]	Fair valued by the Fund’s adviser.
[3]	Represents less than 0.1% of net assets.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statement of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized

|  26

Notes to Financial Statements (continued)

May 31, 2016 (Unaudited)

as ordinary income and may, if the Fund has net losses, reduce the amount of income available to be distributed by the Fund.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statement of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statement of Operations, may be characterized as ordinary income and may, if the Fund has net losses, reduce the amount of income available to be distributed by the Fund.

The Fund may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Federal and Foreign Income Taxes.  The Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of the Fund’s tax positions for the open tax years as of May 31, 2016 and has concluded that no provisions for income tax are required. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Fund. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

The Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statement of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statement of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statement of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statement of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statement of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid

27  |

Notes to Financial Statements (continued)

May 31, 2016 (Unaudited)

on realized gains may be returned to the Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statement of Assets and Liabilities and are recorded as a realized gain when received.

e.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as paydown gains and losses, defaulted bond adjustments and premium amortization. Permanent book and tax basis differences relating to shareholder distributions, net investment income, and net realized gains will result in reclassifications to capital accounts reported on the Statement of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales, premium amortization, defaulted bonds and dividend payables. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Fund’s fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended November 30, 2015 was as follows:

2015 Distributions Paid From:
Ordinary Income	Long-Term Capital Gains	Total
$101,531,988	$—	$101,531,988

As of November 30, 2015, capital loss carryforwards were as follows:

Capital loss carryforward:
Short-term:
No expiration date	$(11,510,617)
Long-term:
No expiration date	(32,396,710)

Total capital loss carryforward	$(43,907,327)

f.  Repurchase Agreements.  The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including

|  28

Notes to Financial Statements (continued)

May 31, 2016 (Unaudited)

interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of May 31, 2016, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statement of Assets and Liabilities for financial reporting purposes.

g.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3.

29  |

Notes to Financial Statements (continued)

May 31, 2016 (Unaudited)

All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Senior Loans(a)	$—	$1,377,501,057	$—		$1,377,501,057
Bonds and Notes
Non-Agency Commercial Mortgage-Backed Securities	—	—	5,160,456	(b)	5,160,456
All Other Bonds and Notes(a)	—	201,651,919	—		201,651,919

Total Bonds and Notes	—	201,651,919	5,160,456		206,812,375

Preferred Stocks(a)	5,653,309	—	—		5,653,309
Common Stocks
Oil, Gas & Consumable Fuels	35,247	5,483,147	555,900	(c)	6,074,294
Energy Equipment & Services	153,760	—	—		153,760

Total Common Stocks	189,007	5,483,147	555,900		6,228,054

Short-Term Investments	—	137,144,986	—		137,144,986

Total	$5,842,316	$1,721,781,109	$5,716,356		$1,733,339,781

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Valued using broker-dealer bid prices.
(c)	Fair valued by the Fund’s adviser.

For the six months ended May 31, 2016, there were no transfers among Levels 1, 2 and 3.

|  30

Notes to Financial Statements (continued)

May 31, 2016 (Unaudited)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of November 30, 2015 and/or May 31, 2016:

Asset Valuation Inputs

Investments in Securities	Balance as of November 30, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Agency Commercial Mortgage-Backed Securities	$5,355,286	$—	$—	$(191,283)	$—
Technology	— (a)	—	(2,045,646)	2,045,647	—
Common Stocks
Diversified Consumer Services	— (a)	—	1	—	—
Oil, Gas & Consumable Fuels	—	—	—	555,900	—

Total	$5,355,286	$—	$(2,045,645)	$2,410,264	$—

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at May 31, 2016
Bonds and Notes
Non-Agency Commercial Mortgage-Backed Securities	$(3,547)	$—	$—	$5,160,456	$(191,307)
Technology	(1)	—	—	—	—
Common Stocks
Diversified Consumer Services	(1)	—	—	—	—
Oil, Gas & Consumable Fuels	—	—	—	555,900	555,900

Total	$(3,549)	$—	$—	$5,716,356	$364,593

(a)	Fair valued at zero.

31  |

Notes to Financial Statements (continued)

May 31, 2016 (Unaudited)

4.  Purchases and Sales of Securities.  For the six months ended May 31, 2016, purchases and sales of securities (excluding short-term investments and U.S. Government/Agency securities and including paydowns) were $364,108,126 and $631,006,060 respectively.

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to the Fund. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.60%, calculated daily and payable monthly, based on the Fund’s average daily managed assets, which include borrowings used for leverage.

Loomis Sayles has given a binding undertaking to the Fund to waive management fees and/or reimburse certain expenses to limit the Fund’s operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. This undertaking is in effect until March 31, 2017, may be terminated before then only with the consent of the Fund’s Board of Trustees, and is reevaluated on an annual basis. Management fees payable, as reflected on the Statement of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to this undertaking.

For the six months ended May 31, 2016, the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:

Expense Limit as a Percentage of Average Daily Net Assets
Class A	Class C	Class Y
1.05%	1.80%	0.80%

Loomis Sayles shall be permitted to recover expenses it has borne under the expense limitation agreement (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended May 31, 2016, the management fees and waiver of management fees for the Fund were as follows:

Gross Management Fees	Waiver of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
			Gross	Net
$5,047,063	$772,486	$4,274,577	0.60%	0.51%

[1]	Management fee waiver is subject to possible recovery until November 30, 2017.

|  32

Notes to Financial Statements (continued)

May 31, 2016 (Unaudited)

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trust. Loomis Sayles’ general partner is indirectly owned by Natixis US.

b.  Service and Distribution Fees.  NGAM Distribution, L.P. (“NGAM Distribution”), which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trust. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Funds of the Trust.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund’s Class A shares (the “Class A Plan”) and a Distribution and Service Plan relating to the Fund’s Class C shares (the “Class C Plan”).

Under the Class A Plan, the Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by NGAM Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plan, the Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by NGAM Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plan, the Fund pays NGAM Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Class C shares.

For the six months ended May 31, 2016, the service and distribution fees for the Fund were as follows:

Service Fees		Distribution Fees
Class A	Class C	Class C
$363,892	$340,629	$1,021,886

c.  Administrative Fees.  NGAM Advisors, L.P. (“NGAM Advisors”) provides certain administrative services for the Fund and contracts with State Street Bank and Trust Company (“State Street Bank”) to serve as sub-administrator. NGAM Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts and NGAM Advisors, the Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts and Loomis Sayles Funds Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0350% of the next $30 billion and 0.0325% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts and Loomis Sayles Funds Trusts of $10 million, which is reevaluated on an annual basis.

33  |

Notes to Financial Statements (continued)

May 31, 2016 (Unaudited)

For the six months ended May 31, 2016, the administrative fees for the Fund were $371,523.

d.  Sub-Transfer Agent Fees.  NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Fund’s transfer agent. Accordingly, the Fund has agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Fund’s Board of Trustees, which is based on fees for similar services paid to the Fund’s transfer agent and other service providers.

For the six months ended May 31, 2016, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statement of Operations) for the Fund were $584,007.

As of May 31, 2016, the Fund owes NGAM Distribution $10,245 in reimbursements for sub-transfer agent fees (which are reflected in the Statement of Assets and Liabilities as payable to distributor).

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by NGAM Distribution during the six months ended May 31, 2016 amounted to $29,557.

f.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $325,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $155,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $17,500. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $10,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is

|  34

Notes to Financial Statements (continued)

May 31, 2016 (Unaudited)

compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to January 1, 2016, the Chairperson of the Board received a retainer fee at the annual rate of $300,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $130,000. The chairperson of the Governance Committee received an additional retainer fee at the annual rate of $5,000.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Fund until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts and Loomis Sayles Funds Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts, and are normally reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Fund under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

g.  Affiliated Ownership.  As of May 31, 2016, Loomis Sayles Employees’ Profit Sharing Retirement Plan (“Retirement Plan”) held shares of the Fund representing 0.42% of the Fund’s net assets.

Investment activities of affiliated shareholders could have material impacts on the Fund.

6.  Line of Credit.  The Fund has entered into a syndicated, committed, secured line of credit with Sumitomo Mitsui Banking Corporation (the “Administrative Agent”), the Bank of Nova Scotia and National Australia Bank Limited (each a “Lender” and together with the Administrative Agent “Lenders”) under which it may borrow for investment or liquidity purposes. The commitment of the Lenders to make loans to the Fund shall not exceed $400,000,000 at any one time. Under the terms of the agreement, the Lenders are entitled to a security interest in the assets of the Fund as collateral. Interest is charged to the Fund based upon the terms set forth in the agreement. In addition, a commitment fee of 0.400% per annum payable to the Administrative Agent for the account of each Lender is accrued by the Fund based on the unused portion of the line of credit. The Fund paid the Administrative Agent an upfront fee of $400,000 and a structuring fee of $100,000, for a total of $500,000, which are being amortized over a period of 364 days and are reflected as miscellaneous expenses on the Statement of Operations. The unamortized balance is reflected as prepaid expenses on the Statement of Assets and Liabilities.

35  |

Notes to Financial Statements (continued)

May 31, 2016 (Unaudited)

During the six months ended May 31, 2016, the Fund had an average daily balance on the line of credit (for those days on which there were borrowings) of $45,885,714 at a weighted average interest rate of 1.27%.

7.  Interest Expense.  The Fund may incur interest expense on cash overdrafts at the custodian or from use of the line of credit. Interest expense incurred for the six months ended May 31, 2016 is reflected on the Statements of Operations.

8.  Concentration of Risk.  The Fund is non-diversified, which means that it is not limited under the 1940 Act to a percentage of assets that it may invest in any one issuer. Because the Fund may invest in the securities of a limited number of issuers, an investment in the Fund may involve a higher degree of risk than would be present in a diversified portfolio.

The senior loans in which the Fund expects to invest will generally not be rated investment grade by the rating agencies. Economic downturns generally increase non-payment rates and a senior loan could lose a substantial part of its value prior to default. Senior loans are subject to credit risk, and secured loans may not be adequately collateralized. The interest rates of senior loans reset frequently, and thus senior loans are subject to interest rate risk. There may also be less public information available about senior loans as compared to other debt securities.

Senior loans are generally less liquid than many other debt securities. Transactions in senior loans may settle on a delayed basis, such that the Fund may not receive the proceeds from the sale of a loan for a substantial period of time (greater than seven days) after the sale. As a result, the proceeds related to the sale of senior loans may not be available to make additional investments or to meet the Fund’s redemption obligations until substantial period (greater than seven days) after the sale of the loans.

9.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of May 31, 2016, based on management’s evaluation of the shareholder account base, the Fund had accounts (including accounts owned by affiliates) representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership
Senior Floating Rate and Fixed Income Fund	1	7.69%

Omnibus shareholder accounts for which NGAM Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment

|  36

Notes to Financial Statements (continued)

May 31, 2016 (Unaudited)

models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Fund does not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

10.  Capital Shares.   The Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended May 31, 2016		Year Ended November 30, 2015
	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	6,237,423	$59,289,390	29,453,991	$299,812,431
Issued in connection with the reinvestment of distributions	739,353	6,965,127	1,459,589	14,725,397
Redeemed	(14,858,657)	(140,351,984)	(24,088,241)	(243,783,571)

Net change	(7,881,881)	$(74,097,467)	6,825,339	$70,754,257

Class C
Issued from the sale of shares	3,769,754	$35,657,949	14,874,571	$150,680,001
Issued in connection with the reinvestment of distributions	487,382	4,579,171	719,764	7,238,470
Redeemed	(5,233,709)	(49,268,877)	(6,609,261)	(66,799,576)

Net change	(976,573)	$(9,031,757)	8,985,074	$91,118,895

Class Y
Issued from the sale of shares	35,717,891	$337,885,388	107,699,562	$1,097,299,122
Issued in connection with the reinvestment of distributions	2,746,355	25,880,425	4,856,776	49,016,156
Redeemed	(55,116,216)	(520,118,710)	(77,434,296)	(782,666,394)

Net change	(16,651,970)	$(156,352,897)	35,122,042	$363,648,884

Increase (decrease) from capital share transactions	(25,510,424)	$(239,482,121)	50,932,455	$525,522,036

37  |

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1)	Not applicable
(a) (2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.
(a) (3)	Not applicable.
(b)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust II

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	July 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	July 22, 2016

By:	/s/ Michael C. Kardok

Name:	Michael C. Kardok
Title:	Treasurer
Date:	July 22, 2016